1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.1%)
Entertainment (1.3%)
Netflix, Inc.*	2,330	$2,275,851

Interactive Media & Services (12.8%)
Alphabet, Inc., Class A	34,522	7,043,178
Alphabet, Inc., Class C	28,458	5,850,965
Meta Platforms, Inc., Class A	15,834	10,912,476

		23,806,619

Total Communication Services		26,082,470

Consumer Discretionary (18.1%)
Automobiles (1.1%)
Tesla, Inc.*	4,941	1,999,129

Broadline Retail (7.6%)
Amazon.com, Inc.*	56,667	13,468,613
Coupang, Inc., Class A*	26,592	625,178
Etsy, Inc.*	328	18,010

		14,111,801

Distributors (0.2%)
Pool Corp.	1,166	401,395

Hotels, Restaurants & Leisure (2.6%)
Airbnb, Inc., Class A*	2,379	312,053
Booking Holdings, Inc.	69	326,892
Chipotle Mexican Grill, Inc.*	24,500	1,429,575
Choice Hotels International, Inc.(x)	896	132,008
Darden Restaurants, Inc.	1,320	257,717
Domino’s Pizza, Inc.	159	71,410
Expedia Group, Inc.*	867	148,214
Hilton Worldwide Holdings, Inc.	292	74,772
Las Vegas Sands Corp.	9,740	446,384
McDonald’s Corp.	334	96,426
Norwegian Cruise Line Holdings Ltd.*	3,780	107,163
Planet Fitness, Inc., Class A*	114	12,330
Royal Caribbean Cruises Ltd.	1,928	514,005
Starbucks Corp.	1,335	143,753
Texas Roadhouse, Inc., Class A	2,941	532,615
Wingstop, Inc.	143	42,600
Wynn Resorts Ltd.	130	11,290
Yum! Brands, Inc.	812	105,966

		4,765,173

Specialty Retail (4.8%)
AutoZone, Inc.*	42	140,709
Burlington Stores, Inc.*	2,488	706,418
CarMax, Inc.*	321	27,490
Dick’s Sporting Goods, Inc.	162	38,888
Floor & Decor Holdings, Inc., Class A*	2,436	243,844
Home Depot, Inc. (The)	5,467	2,252,295
Murphy USA, Inc.	770	387,241
O’Reilly Automotive, Inc.*	136	176,041
Ross Stores, Inc.	5,194	782,009
TJX Cos., Inc. (The)	17,233	2,150,506
Tractor Supply Co.	20,365	1,107,041
Ulta Beauty, Inc.*	1,175	484,276
Williams-Sonoma, Inc.	2,450	517,856

		9,014,614

Textiles, Apparel & Luxury Goods (1.8%)
Crocs, Inc.*	1,798	183,522
Deckers Outdoor Corp.*	5,694	1,009,888
Lululemon Athletica, Inc.*	2,871	1,189,168
NIKE, Inc., Class B	11,986	921,723
Skechers USA, Inc., Class A*	175	13,185

		3,317,486

Total Consumer Discretionary		33,609,598

Consumer Staples (3.1%)
Beverages (1.0%)
Coca-Cola Co. (The)	13,704	869,930
Monster Beverage Corp.*	3,180	154,898
PepsiCo, Inc.	4,776	719,695

		1,744,523

Consumer Staples Distribution & Retail (1.3%)
Casey’s General Stores, Inc.	169	71,279
Costco Wholesale Corp.	2,058	2,016,593
Sysco Corp.	4,415	321,942

		2,409,814

Food Products (0.1%)
Hershey Co. (The)	1,346	200,891
Lamb Weston Holdings, Inc.	198	11,868

		212,759

Household Products (0.7%)
Clorox Co. (The)	2,026	321,486
Colgate-Palmolive Co.	2,284	198,023
Kimberly-Clark Corp.	4,725	614,108
Procter & Gamble Co. (The)	1,373	227,904

		1,361,521

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	527	43,967

Total Consumer Staples		5,772,584

Energy (2.2%)
Energy Equipment & Services (0.1%)
Weatherford International plc	2,064	129,929

Oil, Gas & Consumable Fuels (2.1%)
Antero Midstream Corp.	3,947	63,310
Cheniere Energy, Inc.	4,268	954,538
Hess Corp.	4,488	623,967
Permian Resources Corp.	3,356	49,165
Targa Resources Corp.	8,116	1,597,229
Texas Pacific Land Corp.	469	608,373

		3,896,582

Total Energy		4,026,511

Financials (7.6%)
Capital Markets (2.4%)
Ameriprise Financial, Inc.	2,751	1,494,783
Blackstone, Inc.	1,949	345,187
Charles Schwab Corp. (The)	930	76,930
Coinbase Global, Inc., Class A*	1,525	444,278
FactSet Research Systems, Inc.	468	222,024
Goldman Sachs Group, Inc. (The)	542	347,097
Jefferies Financial Group, Inc.	1,413	108,646
KKR & Co., Inc.	1,243	207,668
LPL Financial Holdings, Inc.	1,933	709,198
Moody’s Corp.	804	401,550
MSCI, Inc.	91	54,306

		4,411,667

Consumer Finance (0.4%)
Ally Financial, Inc.	843	32,852
American Express Co.	2,507	795,847

		828,699

Financial Services (3.5%)
Apollo Global Management, Inc.	5,617	960,395
Mastercard, Inc., Class A	5,400	2,999,322
Visa, Inc., Class A	7,289	2,491,380

		6,451,097

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (1.3%)
Allstate Corp. (The)	311	$59,815
Everest Group Ltd.	193	67,069
Kinsale Capital Group, Inc.	299	132,140
Markel Group, Inc.*	59	107,898
Marsh & McLennan Cos., Inc.	888	192,589
Progressive Corp. (The)	7,311	1,801,723

		2,361,234

Total Financials		14,052,697

Health Care (5.1%)
Biotechnology (1.5%)
AbbVie, Inc.	7,129	1,311,023
Amgen, Inc.	1,588	453,247
GRAIL, Inc.(x)*	27	817
Regeneron Pharmaceuticals, Inc.*	57	38,360
Vertex Pharmaceuticals, Inc.*	2,016	930,747

		2,734,194

Health Care Equipment & Supplies (1.1%)
Align Technology, Inc.*	931	203,992
Dexcom, Inc.*	3,048	264,658
Edwards Lifesciences Corp.*	3,762	272,557
IDEXX Laboratories, Inc.*	1,297	547,399
Intuitive Surgical, Inc.*	880	503,254
ResMed, Inc.	974	230,039
Stryker Corp.	170	66,519

		2,088,418

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	306	37,840
Cencora, Inc.	1,690	429,615
Elevance Health, Inc.	180	71,226
HCA Healthcare, Inc.	104	34,311
McKesson Corp.	118	70,180
Molina Healthcare, Inc.*	588	182,521
UnitedHealth Group, Inc.	244	132,368

		958,061

Health Care Technology (0.2%)
Veeva Systems, Inc., Class A*	1,241	289,476

Life Sciences Tools & Services (0.3%)
Waters Corp.*	645	267,984
West Pharmaceutical Services, Inc.	792	270,508

		538,492

Pharmaceuticals (1.5%)
Eli Lilly and Co.	2,806	2,275,890
Merck & Co., Inc.	1,483	146,550
Zoetis, Inc.	2,732	466,899

		2,889,339

Total Health Care		9,497,980

Industrials (7.3%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	154	27,184
BWX Technologies, Inc.	513	57,933
General Electric Co.	747	152,067
Lockheed Martin Corp.	1,443	668,037
TransDigm Group, Inc.	20	27,067

		932,288

Air Freight & Logistics (0.0%)†
Expeditors International of Washington, Inc.	414	47,022

Building Products (0.7%)
AAON, Inc.	736	85,656
Advanced Drainage Systems, Inc.	2,211	267,332
Lennox International, Inc.	952	563,984
Trane Technologies plc	498	180,649
Trex Co., Inc.*	3,300	240,339

		1,337,960

Commercial Services & Supplies (0.8%)
Cintas Corp.	2,048	410,767
Copart, Inc.*	7,396	428,450
Rollins, Inc.	2,737	135,482
Waste Management, Inc.	2,566	565,187

		1,539,886

Construction & Engineering (0.4%)
Comfort Systems USA, Inc.	818	357,261
EMCOR Group, Inc.	528	236,576
Quanta Services, Inc.	279	85,823

		679,660

Electrical Equipment (0.3%)
Generac Holdings, Inc.*	526	78,548
Vertiv Holdings Co., Class A	3,558	416,357

		494,905

Ground Transportation (0.9%)
Old Dominion Freight Line, Inc.	2,648	491,495
Saia, Inc.*	67	32,167
Uber Technologies, Inc.*	1,999	133,633
U-Haul Holding Co. (Nasdaq Stock Exchange)*	89	6,486
U-Haul Holding Co. (New York Stock exchange)	1,153	74,645
Union Pacific Corp.	3,816	945,567

		1,683,993

Industrial Conglomerates (0.1%)
Honeywell International, Inc.	372	83,224

Machinery (0.9%)
Caterpillar, Inc.	2,842	1,055,632
Illinois Tool Works, Inc.	1,690	437,980
Lincoln Electric Holdings, Inc.	1,302	258,812

		1,752,424

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	1,490	25,211

Professional Services (1.5%)
Automatic Data Processing, Inc.	4,566	1,383,544
Paychex, Inc.	3,227	476,531
Paycom Software, Inc.	1,606	333,341
Verisk Analytics, Inc.	2,160	620,871

		2,814,287

Trading Companies & Distributors (1.2%)
Fastenal Co.	11,419	836,327
United Rentals, Inc.	283	214,531
W.W. Grainger, Inc.	1,101	1,170,000

		2,220,858

Total Industrials		13,611,718

Information Technology (41.3%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	8,520	981,760
Motorola Solutions, Inc.	1,643	770,978
Ubiquiti, Inc.	128	51,653

		1,804,391

Electronic Equipment, Instruments & Components (0.3%)
CDW Corp.	1,289	256,691
Jabil, Inc.	1,529	248,325

		505,016

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (0.4%)
Gartner, Inc.*	765	$415,265
GoDaddy, Inc., Class A*	1,952	415,093
VeriSign, Inc.*	12	2,580

		832,938

Semiconductors & Semiconductor Equipment (15.0%)
Advanced Micro Devices, Inc.*	5,610	650,479
Applied Materials, Inc.	7,777	1,402,582
Broadcom, Inc.	24,320	5,381,286
KLA Corp.	1,698	1,253,531
Lam Research Corp.	20,460	1,658,283
NVIDIA Corp.	124,809	14,985,817
QUALCOMM, Inc.	11,760	2,033,657
Teradyne, Inc.	2,097	242,812
Texas Instruments, Inc.	1,506	278,023

		27,886,470

Software (13.7%)
Adobe, Inc.*	1,230	538,064
AppLovin Corp., Class A*	2,746	1,014,894
Dropbox, Inc., Class A*	875	28,131
Fair Isaac Corp.*	128	239,816
Fortinet, Inc.*	8,787	886,433
Intuit, Inc.	1,477	888,430
Manhattan Associates, Inc.*	952	198,578
Microsoft Corp.	40,331	16,739,785
Nutanix, Inc., Class A*	445	30,600
Oracle Corp.	6,696	1,138,722
Palantir Technologies, Inc., Class A*	7,890	650,846
Palo Alto Networks, Inc.*	3,872	714,074
Pegasystems, Inc.	819	88,690
Salesforce, Inc.	3,769	1,287,867
ServiceNow, Inc.*	993	1,011,251

		25,456,181

Technology Hardware, Storage & Peripherals (10.9%)
Apple, Inc.	85,249	20,118,764
HP, Inc.	670	21,775
NetApp, Inc.	932	113,797

		20,254,336

Total Information Technology		76,739,332

Materials (0.6%)
Chemicals (0.3%)
RPM International, Inc.	1,043	132,044
Sherwin-Williams Co. (The)	1,340	479,934

		611,978

Construction Materials (0.2%)
Eagle Materials, Inc.	1,181	303,210
Martin Marietta Materials, Inc.	48	26,118

		329,328

Containers & Packaging (0.0%)†
Avery Dennison Corp.	345	64,077

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	1,431	167,384

Total Materials		1,172,767

Utilities (0.4%)
Electric Utilities (0.0%)†
Constellation Energy Corp.	142	42,597
NRG Energy, Inc.	584	59,825

		102,422

Independent Power and Renewable Electricity Producers (0.4%)
Vistra Corp.	3,927	659,854

Total Utilities		762,276

Total Common Stocks (99.8%) (Cost $153,246,127)		185,327,933

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 4.32% (7 day yield) (xx)	12,834	12,834

Total Short-Term Investments (0.0%)† (Cost $12,834)		12,834

Total Investments in Securities (99.8%) (Cost $153,258,961)		185,340,767
Other Assets Less Liabilities (0.2%)		393,896

Net Assets (100%)		$185,734,663

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at January 31, 2025.

(xx)	At January 31, 2025, the Fund had loaned securities with a total value of $12,513. This was collateralized by cash of $12,834 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$26,082,470	$—	$—	$26,082,470
Consumer Discretionary	33,609,598	—	—	33,609,598
Consumer Staples	5,772,584	—	—	5,772,584
Energy	4,026,511	—	—	4,026,511
Financials	14,052,697	—	—	14,052,697
Health Care	9,497,980	—	—	9,497,980
Industrials	13,611,718	—	—	13,611,718
Information Technology	76,739,332	—	—	76,739,332
Materials	1,172,767	—	—	1,172,767
Utilities	762,276	—	—	762,276
Short-Term Investments
Investment Companies	12,834	—	—	12,834

Total Assets	$185,340,767	$—	$—	$185,340,767

Total Liabilities	$—	$—	$—	$—

Total	$185,340,767	$—	$—	$185,340,767

As of January 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,212,871
Aggregate gross unrealized depreciation	(2,133,545)

Net unrealized appreciation	$32,079,326

Federal income tax cost of investments in securities and derivative instruments, if applicable	$153,261,441

See Notes to Portfolio of Investments.

4

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Collateralized Mortgage Obligations (3.8%)
Bellemeade Re Ltd.,
Series 2022-2 M2
13.601%, 9/27/32(l)§		$1,340,000	$1,552,769
Connecticut Avenue Securities Trust,
Series 2023-R08 1M2
6.851%, 10/25/43(l)§		11,390,000	11,750,336
FHLMC STACR REMIC Trust,
Series 2022-DNA2 B1
9.101%, 2/25/42(l)§		2,430,000	2,565,181
Series 2022-DNA6 M2
10.101%, 9/25/42(l)§		6,300,000	6,978,717

Total Collateralized Mortgage Obligations			22,847,003

Commercial Mortgage-Backed Securities (1.2%)
CFCRE Commercial Mortgage Trust,
Series 2016-C4 D
4.834%, 5/10/58(l)§		2,200,000	2,094,369
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31 B
4.482%, 11/15/48(l)		5,030,000	4,959,373

Total Commercial Mortgage-Backed Securities			7,053,742

Corporate Bonds (6.6%)
Consumer Discretionary (0.5%)
Broadline Retail (0.5%)
Saks Global Enterprises LLC
11.000%, 12/15/29§		3,130,000	2,999,072

Total Consumer Discretionary			2,999,072

Energy (4.0%)
Oil, Gas & Consumable Fuels (4.0%)
Baytex Energy Corp.
8.500%, 4/30/30§		5,420,000	5,573,765
NFE Financing LLC
12.000%, 11/15/29§		4,906,200	5,106,864
Petroleos Mexicanos
5.350%, 2/12/28		14,340,000	13,069,476

Total Energy			23,750,105

Financials (1.6%)
Capital Markets (1.0%)
Ares Capital Corp.
4.250%, 3/1/25		1,070,000	1,068,945
Golub Capital BDC, Inc.
2.500%, 8/24/26		5,275,000	5,048,129

			6,117,074

Financial Services (0.6%)
Freedom Mortgage Corp.
6.625%, 1/15/27§		3,210,000	3,205,987

Total Financials			9,323,061

Real Estate (0.3%)
Diversified REITs (0.3%)
Trust Fibra Uno (REIT)
7.700%, 1/23/32§		1,720,000	1,737,235

Total Real Estate			1,737,235

Utilities (0.2%)
Independent Power and Renewable Electricity Producers (0.2%)
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§		1,550,000	1,503,500

Total Utilities			1,503,500

Total Corporate Bonds			39,312,973

Foreign Government Securities (23.0%)
Mex Bonos Desarr Fix Rt
Series M
8.000%, 7/31/53	MXN	1,343,500,000	50,301,439
Notas do Tesouro Nacional
10.000%, 1/1/35	BRL	228,320,000	29,775,290
6.000%, 8/15/50 TIPS		86,267,460	12,403,009
Republic of Panama
3.870%, 7/23/60		$5,660,000	3,033,760
4.500%, 1/19/63		4,770,000	2,847,690
Republic of South Africa
8.750%, 2/28/48	ZAR	136,100,000	5,797,863
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	30,440,000	33,529,732

Total Foreign Government Securities			137,688,783

Mortgage-Backed Securities (39.3%)
FNMA UMBS
6.000%, 7/1/54		$7,823,972	7,875,806
6.000%, 8/1/54		4,908,258	4,940,776
6.000%, 1/1/55		17,336,838	17,457,114
GNMA
6.000%, 10/20/53		13,739,042	13,916,789
6.000%, 11/20/53		23,738,712	24,038,411
6.000%, 12/20/53		8,339,900	8,442,584
6.000%, 4/20/54		6,255,876	6,307,486
6.000%, 5/20/54		10,479,801	10,574,445
6.000%, 6/20/54		9,647,342	9,729,193
6.000%, 7/20/54		25,911,585	26,131,427
6.000%, 8/20/54		33,777,712	34,064,293
6.000%, 9/20/54		24,978,027	25,189,948
6.000%, 10/20/54		25,648,167	25,873,789
6.000%, 11/20/54		15,407,498	15,547,850
6.000%, 12/20/54		5,350,363	5,399,101

Total Mortgage-Backed Securities			235,489,012

U.S. Treasury Obligations (19.6%)
U.S. Treasury Bonds
2.875%, 5/15/52		34,220,000	23,884,137
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.21%),
4.445%, 10/31/26(k)		32,090,000	32,148,320

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
3.875%, 8/15/33		$64,540,000	$61,556,355

Total U.S. Treasury Obligations			117,588,812

Total Long-Term Debt Securities (93.5%) (Cost $589,487,856)			559,980,325

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (2.1%)
Arab Republic of Egypt
42.17%, 2/4/25(p)	EGP	625,000,000	12,385,526

	Number of Shares
Investment Companies (1.5%)
JPMorgan Prime Money Market Fund, IM Shares
4.57% (7 day yield)		9,100,126	9,103,766

Total Short-Term Investments (3.6%) (Cost $22,076,515)			21,489,292

Total Investments in Securities (97.1%) (Cost $611,564,371)			581,469,617

Other Assets Less Liabilities (2.9%)			17,495,930

Net Assets (100%)			$598,965,547

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2025, the market value of these securities amounted to $45,067,795 or 7.5% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2025, the market value or fair value, as applicable, of these securities amounted to $33,529,732 or 5.6% of net assets.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNY — Chinese Renminbi

EGP — Egyptian Pound

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

MXN — Mexican Peso

PLN — Polish Zloty

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SEK — Swedish Krona

STACR — Structured Agency Credit Risk

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

Country Diversification

As a Percentage of Total Net Assets

Bermuda	0.3%
Brazil	7.0
Canada	0.9
Egypt	2.1
Mexico	11.1
Panama	1.0
South Africa	1.0
United Kingdom	5.6
United States	68.1
Cash and Other	2.9

100.0%

Futures contracts outstanding as of January 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	897	3/2025	GBP	103,177,894	(1,925,710)
U.S. Treasury 5 Year Note	728	3/2025	USD	77,452,375	(522,527)
U.S. Treasury 10 Year Ultra Note	646	3/2025	USD	71,948,250	(1,781,465)

					(4,229,702)

Short Contracts
Canada 10 Year Bond	(990)	3/2025	CAD	(84,419,238)	(2,486,925)
Euro-Bund	(1,113)	3/2025	EUR	(153,011,064)	5,176,511

					2,689,586

					(1,540,116)

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of January 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	41,540,000	USD	42,817,355	Goldman Sachs Bank USA	2/5/2025	278,152
USD	25,339,270	EUR	23,990,000	Citibank NA	2/5/2025	450,940
USD	59,971,033	EUR	57,670,000	JPMorgan Chase Bank	2/5/2025	141,522
USD	12,538,323	EUR	11,770,000	Wells Fargo Bank NA	2/5/2025	327,584
USD	30,777,467	ZAR	563,400,000	Barclays Bank plc	2/13/2025	643,993
ZAR	338,000,000	USD	17,932,461	Barclays Bank plc	2/13/2025	145,484
USD	31,698,650	SEK	336,200,000	Morgan Stanley	2/24/2025	1,342,667
USD	50,397,232	CNY	364,310,000	JPMorgan Chase Bank**	2/27/2025	173,355
USD	20,575,892	AUD	31,970,000	Morgan Stanley	3/6/2025	698,225
CHF	5,930,000	USD	6,507,195	Morgan Stanley	3/12/2025	29,099
USD	47,939,522	CHF	41,600,000	UBS AG	3/12/2025	2,086,266
USD	44,257,718	GBP	34,740,000	HSBC Bank plc	3/12/2025	1,188,247
JPY	3,674,000,000	USD	23,691,900	Citibank NA	3/13/2025	92,684
BRL	73,130,000	USD	12,126,689	HSBC Bank plc**	4/16/2025	217,411
PLN	78,400,000	USD	19,124,750	Citibank NA	4/30/2025	92,628
USD	1,127,693	PLN	4,600,000	Barclays Bank plc	4/30/2025	142

Total unrealized appreciation						7,908,399

EUR	51,890,000	USD	54,670,493	JPMorgan Chase Bank	2/5/2025	(837,420)
ZAR	225,400,000	USD	12,601,894	Barclays Bank plc	2/13/2025	(546,365)
CLP	5,360,000,000	USD	5,972,677	HSBC Bank plc**	2/14/2025	(508,897)
USD	5,393,982	CLP	5,360,000,000	HSBC Bank plc**	2/14/2025	(69,798)
SEK	336,200,000	USD	31,116,232	Morgan Stanley	2/24/2025	(760,250)
CNY	91,760,000	USD	12,709,141	JPMorgan Chase Bank**	2/27/2025	(59,082)
AUD	38,810,000	USD	25,100,562	Morgan Stanley	3/6/2025	(970,056)
USD	4,202,564	AUD	6,840,000	Citibank NA	3/6/2025	(50,274)
USD	5,098,071	GBP	4,180,000	Barclays Bank plc	3/12/2025	(84,151)
JPY	4,213,000,000	USD	28,459,390	Citibank NA	3/13/2025	(1,185,452)
JPY	2,690,000,000	USD	17,496,504	HSBC Securities, Inc.	3/13/2025	(82,098)
JPY	4,213,000,000	USD	28,469,775	JPMorgan Chase Bank	3/13/2025	(1,195,837)
USD	19,174,629	JPY	2,982,000,000	Citibank NA	3/13/2025	(130,114)
USD	10,527,022	JPY	1,639,000,000	HSBC Bank plc	3/13/2025	(83,466)
USD	23,310,343	BRL	142,960,000	HSBC Bank plc**	4/16/2025	(820,829)
MXN	44,900,000	USD	2,159,121	Citibank NA	4/29/2025	(20,235)
EUR	57,670,000	USD	60,236,892	JPMorgan Chase Bank	5/5/2025	(141,407)

Total unrealized depreciation						(7,545,731)

Net unrealized appreciation						362,668

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

4

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Collateralized Mortgage Obligations	$—	$22,847,003	$—	$22,847,003
Commercial Mortgage-Backed Securities	—	7,053,742	—	7,053,742
Corporate Bonds
Consumer Discretionary	—	2,999,072	—	2,999,072
Energy	—	23,750,105	—	23,750,105
Financials	—	9,323,061	—	9,323,061
Real Estate	—	1,737,235	—	1,737,235
Utilities	—	1,503,500	—	1,503,500
Foreign Government Securities	—	137,688,783	—	137,688,783
Forward Currency Contracts	—	7,908,399	—	7,908,399
Futures	5,176,511	—	—	5,176,511
Mortgage-Backed Securities	—	235,489,012	—	235,489,012
Short-Term Investments
Foreign Government Treasury Bills	—	12,385,526	—	12,385,526
Investment Companies	9,103,766	—	—	9,103,766
U.S. Treasury Obligations	—	117,588,812	—	117,588,812

Total Assets	$14,280,277	$580,274,250	$—	$594,554,527

Liabilities:
Forward Currency Contracts	$—	$(7,545,731)	$—	$(7,545,731)
Futures	(6,716,627)	—	—	(6,716,627)

Total Liabilities	$(6,716,627)	$(7,545,731)	$—	$(14,262,358)

Total	$7,563,650	$572,728,519	$—	$580,292,169

As of January 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,914,989
Aggregate gross unrealized depreciation	(40,081,954)

Net unrealized depreciation	$(25,166,965)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$605,459,134

See Notes to Portfolio of Investments.

5

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.1%)
Interactive Media & Services (0.7%)
EverQuote, Inc., Class A*	22,824	$461,045

Media (0.4%)
Integral Ad Science Holding Corp.*	29,460	309,624

Total Communication Services		770,669

Consumer Discretionary (6.1%)
Automobile Components (1.2%)
Patrick Industries, Inc.	8,838	858,523

Diversified Consumer Services (3.0%)
Frontdoor, Inc.*	13,482	807,302
Lincoln Educational Services Corp.*	83,761	1,366,980

		2,174,282

Hotels, Restaurants & Leisure (1.1%)
Potbelly Corp.*	16,522	205,038
Sweetgreen, Inc., Class A*	17,570	578,405

		783,443

Specialty Retail (0.8%)
Revolve Group, Inc., Class A*	19,852	626,926

Total Consumer Discretionary		4,443,174

Consumer Staples (1.0%)
Food Products (1.0%)
SunOpta, Inc.*	100,322	735,360

Total Consumer Staples		735,360

Energy (2.3%)
Energy Equipment & Services (1.5%)
Expro Group Holdings NV*	33,706	425,707
TETRA Technologies, Inc.*	165,079	685,078

		1,110,785

Oil, Gas & Consumable Fuels (0.8%)
Matador Resources Co.	9,661	560,338

Total Energy		1,671,123

Financials (5.8%)
Capital Markets (2.0%)
BGC Group, Inc., Class A	75,533	720,585
Evercore, Inc., Class A	2,442	711,281

		1,431,866

Financial Services (1.5%)
Paymentus Holdings, Inc., Class A*	33,680	1,076,413

Insurance (2.3%)
HCI Group, Inc.	7,644	932,033
Universal Insurance Holdings, Inc.	38,589	746,311

		1,678,344

Total Financials		4,186,623

Health Care (24.9%)
Biotechnology (5.5%)
Amicus Therapeutics, Inc.*	50,486	483,656
Arcutis Biotherapeutics, Inc.*	43,479	575,662
Day One Biopharmaceuticals, Inc.*	47,307	585,188
Insmed, Inc.*	15,340	1,174,737
Kiniksa Pharmaceuticals International plc, Class A*	37,315	731,374
Travere Therapeutics, Inc.*	19,307	395,021

		3,945,638

Health Care Equipment & Supplies (9.4%)
Brainsway Ltd. (ADR)*	63,590	668,331
ClearPoint Neuro, Inc.*	78,390	1,368,689
Myomo, Inc.*	170,281	1,026,795
NeuroPace, Inc.*	30,053	413,529
Novocure Ltd.*	27,609	676,973
PROCEPT BioRobotics Corp.*	9,244	670,190
QuidelOrtho Corp.*	13,642	592,881
SI-BONE, Inc.*	45,384	760,636
Stereotaxis, Inc.*	262,747	635,848

		6,813,872

Health Care Providers & Services (1.8%)
Nutex Health, Inc.*	22,931	1,092,204
Performant Healthcare, Inc.*	96,501	227,742

		1,319,946

Health Care Technology (0.9%)
Phreesia, Inc.*	23,408	666,192

Life Sciences Tools & Services (1.5%)
Adaptive Biotechnologies Corp.*	134,452	1,042,003

Pharmaceuticals (5.8%)
Aquestive Therapeutics, Inc.(x)*	134,558	406,365
Evolus, Inc.*	39,120	546,506
EyePoint Pharmaceuticals, Inc.*	27,177	207,904
Ligand Pharmaceuticals, Inc.*	6,210	723,775
MediWound Ltd.(x)*	32,273	631,905
Ocular Therapeutix, Inc.*	83,017	639,231
Tarsus Pharmaceuticals, Inc.*	12,427	668,076
Xeris Biopharma Holdings, Inc.*	102,869	366,214

		4,189,976

Total Health Care		17,977,627

Industrials (29.8%)
Aerospace & Defense (5.1%)
Kratos Defense & Security Solutions, Inc.*	52,762	1,760,668
Leonardo DRS, Inc.*	55,310	1,944,146

		3,704,814

Air Freight & Logistics (0.8%)
Forward Air Corp.*	17,570	566,633

Building Products (2.2%)
Builders FirstSource, Inc.*	3,069	513,382
Caesarstone Ltd.(x)*	72,401	318,564
Griffon Corp.	10,563	800,359

		1,632,305

Commercial Services & Supplies (6.6%)
ACV Auctions, Inc., Class A*	28,504	603,145
CECO Environmental Corp.*	33,600	951,552
Enviri Corp.*	74,843	716,996
Interface, Inc., Class A	30,893	764,911
Liquidity Services, Inc.*	23,090	800,068
Montrose Environmental Group, Inc.*	23,621	491,789
Perma-Fix Environmental Services, Inc.(x)*	41,615	425,721

		4,754,182

Construction & Engineering (4.7%)
Argan, Inc.	7,909	1,081,951
Everus Construction Group, Inc.*	5,157	354,853
Great Lakes Dredge & Dock Corp.*	64,864	712,855
Matrix Service Co.*	45,118	611,800
Sterling Infrastructure, Inc.*	4,349	619,385

		3,380,844

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (3.1%)
American Superconductor Corp.*	39,346	$1,033,620
LSI Industries, Inc.	58,229	1,226,885

		2,260,505

Ground Transportation (0.9%)
Covenant Logistics Group, Inc., Class A	22,506	623,641

Machinery (1.9%)
Graham Corp.*	30,321	1,377,180

Professional Services (2.4%)
Kelly Services, Inc., Class A	15,234	214,495
Upwork, Inc.*	30,946	487,709
Willdan Group, Inc.*	29,884	1,056,250

		1,758,454

Trading Companies & Distributors (2.1%)
MRC Global, Inc.*	58,123	853,246
Transcat, Inc.*	8,281	637,802

		1,491,048

Total Industrials		21,549,606

Information Technology (25.4%)
Communications Equipment (2.3%)
Ceragon Networks Ltd.*	238,595	1,099,923
Extreme Networks, Inc.*	35,375	559,278

		1,659,201

Electronic Equipment, Instruments & Components (4.7%)
Arlo Technologies, Inc.*	43,207	505,954
Identiv, Inc.(x)*	87,529	302,850
Methode Electronics, Inc.	33,534	379,605
Mirion Technologies, Inc., Class A*	69,376	1,098,916
Novanta, Inc.*	4,406	659,402
Ouster, Inc.*	47,666	474,753

		3,421,480

IT Services (2.9%)
Crexendo, Inc.*	157,914	911,164
Grid Dynamics Holdings, Inc.*	31,730	716,781
Research Solutions, Inc.*	124,792	479,201

		2,107,146

Semiconductors & Semiconductor Equipment (3.5%)
Ambarella, Inc.*	11,041	847,066
Penguin Solutions, Inc.*	35,483	719,595
Tower Semiconductor Ltd.*	19,098	933,701

		2,500,362

Software (10.9%)
Arteris, Inc.*	62,051	658,982
AvePoint, Inc.*	62,316	1,170,294
Blend Labs, Inc., Class A*	89,971	346,388
Cognyte Software Ltd.*	74,631	694,815
Docebo, Inc.*	16,136	676,905
Olo, Inc., Class A*	84,344	622,459
OneSpan, Inc.	48,303	929,350
Ooma, Inc.*	3,822	54,922
RADCOM Ltd.*	49,372	633,443
Red Violet, Inc.	13,005	473,382
SimilarWeb Ltd.*	57,167	926,677
Zeta Global Holdings Corp., Class A*	35,403	649,645

		7,837,262

Technology Hardware, Storage & Peripherals (1.1%)
Turtle Beach Corp.*	44,269	785,775

Total Information Technology		18,311,226

Materials (0.5%)
Chemicals (0.5%)
Aspen Aerogels, Inc.*	29,513	345,007

Total Materials		345,007

Total Common Stocks (96.9%) (Cost $48,251,917)		69,990,415

SHORT-TERM INVESTMENTS:
Investment Companies (3.3%)
Dreyfus Treasury Obligations Cash Management Fund 4.26% (7 day yield) (xx)	50,000	50,000
Invesco Government & Agency Portfolio, Institutional Shares 4.32% (7 day yield) (xx)	613,888	613,888
JPMorgan Prime Money Market Fund, IM Shares 4.57% (7 day yield)	1,693,412	1,694,089

Total Investment Companies		2,357,977

Total Short-Term Investments (3.3%) (Cost $2,357,978)		2,357,977

Total Investments in Securities (100.2%) (Cost $50,609,895)		72,348,392
Other Assets Less Liabilities (-0.2%)		(126,736)

Net Assets (100%)		$72,221,656

*	Non-income producing.

(x)	All or a portion of security is on loan at January 31, 2025.

(xx)	At January 31, 2025, the Fund had loaned securities with a total value of $638,107. This was collateralized by cash of $663,888 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$770,669	$—	$—	$770,669
Consumer Discretionary	4,443,174	—	—	4,443,174
Consumer Staples	735,360	—	—	735,360
Energy	1,671,123	—	—	1,671,123
Financials	4,186,623	—	—	4,186,623
Health Care	17,977,627	—	—	17,977,627
Industrials	21,549,606	—	—	21,549,606
Information Technology	18,311,226	—	—	18,311,226
Materials	345,007	—	—	345,007
Short-Term Investments
Investment Companies	2,357,977	—		2,357,977

Total Assets	$72,348,392	$—	$—	$72,348,392

Total Liabilities	$—	$—	$—	$—

Total	$72,348,392	$—	$—	$72,348,392

As of January 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,569,437
Aggregate gross unrealized depreciation	(2,079,671)

Net unrealized appreciation	$21,489,766

Federal income tax cost of investments in securities and derivative instruments, if applicable	$50,858,626

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (18.0%)
Diversified Telecommunication Services (1.3%)
Anterix, Inc.*	2,000	$57,140
Telesat Corp.*	114,000	2,101,020

		2,158,160

Entertainment (5.4%)
Atlanta Braves Holdings, Inc., Class A(x)*	40,500	1,728,945
Atlanta Braves Holdings, Inc., Class C*	33,000	1,278,750
Liberty Media Corp.-Liberty Live, Class A*	1,000	71,970
Lions Gate Entertainment Corp., Class A(x)*	37,000	290,450
Lions Gate Entertainment Corp., Class B*	22,000	154,440
Madison Square Garden Entertainment Corp., Class A*	19,000	690,460
Madison Square Garden Sports Corp.*	14,000	3,078,180
Sphere Entertainment Co.*	26,500	1,234,900
Vivendi SE	50,000	141,398

		8,669,493

Media (8.8%)
Altice USA, Inc., Class A*	3,000	8,430
AMC Networks, Inc., Class A*	24,050	231,601
Clear Channel Outdoor Holdings, Inc.*	520,000	707,200
Corus Entertainment, Inc., Class B(x)*	85,000	5,849
EchoStar Corp., Class A(x)*	36,000	995,760
EW Scripps Co. (The), Class A*	60,000	112,800
Fox Corp., Class B	12,000	583,200
Grupo Televisa SAB (ADR)(x)	643,000	1,234,560
JCDecaux SE*	38,500	645,828
News Corp., Class B(x)	20,000	633,000
Nexstar Media Group, Inc., Class A	10,200	1,562,844
Paramount Global, Class A	124,500	2,839,845
Paramount Global, Class B	15,000	163,200
Sinclair, Inc.	167,000	2,446,550
Sirius XM Holdings, Inc.(x)	30,000	720,300
TEGNA, Inc.	66,000	1,202,520
WideOpenWest, Inc.*	32,500	138,775

		14,232,262

Wireless Telecommunication Services (2.5%)
Gogo, Inc.(x)*	12,900	108,876
Millicom International Cellular SA	37,500	1,001,250
Telephone and Data Systems, Inc.	30,000	1,060,500
United States Cellular Corp.*	30,000	1,884,000

		4,054,626

Total Communication Services		29,114,541

Consumer Discretionary (15.3%)
Automobile Components (5.1%)
Dana, Inc.	117,000	1,864,980
Garrett Motion, Inc.	20,000	191,600
Gentex Corp.	26,000	673,920
Gentherm, Inc.*	5,000	190,750
Goodyear Tire & Rubber Co. (The)*	140,000	1,241,800
Modine Manufacturing Co.*	24,200	2,455,090
Strattec Security Corp.*	43,100	1,614,526

		8,232,666

Automobiles (0.1%)
Winnebago Industries, Inc.	3,000	143,400

Diversified Consumer Services (0.4%)
Graham Holdings Co., Class B	800	743,056

Hotels, Restaurants & Leisure (3.8%)
Bally’s Corp.*	20,000	363,600
Caesars Entertainment, Inc.*	53,500	1,928,675
Churchill Downs, Inc.	4,000	494,320
Golden Entertainment, Inc.	26,000	851,240
Krispy Kreme, Inc.	12,000	108,840
Nathan’s Famous, Inc.	19,500	1,577,745
Ollamani SAB*	130,000	225,847
Wynn Resorts Ltd.	6,800	590,580

		6,140,847

Household Durables (0.9%)
Bassett Furniture Industries, Inc.	24,000	349,440
Lennar Corp., Class B	8,700	1,094,373
Millrose Properties, Inc. (REIT), Class A*	4,350	40,455

		1,484,268

Leisure Products (1.6%)
Brunswick Corp.	14,000	944,160
Johnson Outdoors, Inc., Class A	43,000	1,393,200
Mattel, Inc.*	12,900	240,456

		2,577,816

Specialty Retail (3.4%)
Advance Auto Parts, Inc.	54,000	2,619,000
AutoNation, Inc.*	6,500	1,225,575
Lands’ End, Inc.*	10,000	124,500
Monro, Inc.	60,000	1,178,400
Valvoline, Inc.*	9,000	333,990

		5,481,465

Total Consumer Discretionary		24,803,518

Consumer Staples (7.7%)
Beverages (1.3%)
Boston Beer Co., Inc. (The), Class A*	2,600	651,742
National Beverage Corp.	20,000	841,000
Remy Cointreau SA	10,100	578,895

		2,071,637

Consumer Staples Distribution & Retail (0.3%)
Ingles Markets, Inc., Class A	2,000	132,440
Village Super Market, Inc., Class A	8,600	293,346

		425,786

Food Products (2.5%)
Bunge Global SA	3,500	266,455
Calavo Growers, Inc.	35,300	808,017
Farmer Bros Co.*	100,000	173,000
Hain Celestial Group, Inc. (The)*	38,000	192,280
J M Smucker Co. (The)	12,500	1,336,125
John B Sanfilippo & Son, Inc.	4,000	289,360
Maple Leaf Foods, Inc.	55,000	808,339
McCormick & Co., Inc. (Non- Voting)	2,900	223,387

		4,096,963

Household Products (3.0%)
Energizer Holdings, Inc.	67,000	2,277,330
Spectrum Brands Holdings, Inc.	31,500	2,663,640

		4,940,970

Personal Care Products (0.6%)
Edgewell Personal Care Co.	27,800	925,740

Total Consumer Staples		12,461,096

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (1.0%)
Energy Equipment & Services (1.0%)
Innovex International, Inc.*	60,000	$934,800
RPC, Inc.	104,000	637,520

Total Energy		1,572,320

Financials (2.6%)
Banks (2.1%)
Cadence Bank	9,000	316,800
Flushing Financial Corp.	27,000	376,650
SouthState Corp.	6,000	633,540
Synovus Financial Corp.	36,000	2,031,120

		3,358,110

Capital Markets (0.4%)
Affiliated Managers Group, Inc.	1,200	225,528
Janus Henderson Group plc	10,000	449,300

		674,828

Financial Services (0.1%)
NCR Atleos Corp.*	8,000	254,880

Total Financials		4,287,818

Health Care (2.5%)
Health Care Equipment & Supplies (0.4%)
Dentsply Sirona, Inc.	7,000	138,320
QuidelOrtho Corp.*	12,500	543,250

		681,570

Health Care Providers & Services (0.7%)
Henry Schein, Inc.*	3,500	280,000
Option Care Health, Inc.*	17,500	541,100
Patterson Cos., Inc.	10,000	309,500

		1,130,600

Health Care Technology (0.2%)
Evolent Health, Inc., Class A*	35,000	365,750

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	108,264

Pharmaceuticals (1.1%)
Perrigo Co. plc	40,000	996,400
Teva Pharmaceutical Industries Ltd. (ADR)*	40,000	709,200

		1,705,600

Total Health Care		3,991,784

Industrials (34.5%)
Aerospace & Defense (5.8%)
AAR Corp.*	19,000	1,287,440
Ducommun, Inc.*	4,000	273,520
Embraer SA (ADR)*	2,000	81,940
Hexcel Corp.	9,000	586,800
Moog, Inc., Class A	9,500	1,725,770
Moog, Inc., Class B	12,900	2,343,414
National Presto Industries, Inc.	2,000	192,340
Park Aerospace Corp.	3,000	43,470
Spirit AeroSystems Holdings, Inc., Class A*	12,000	408,120
Textron, Inc.	28,000	2,142,280
Triumph Group, Inc.*	14,500	271,730

		9,356,824

Building Products (1.9%)
AZZ, Inc.	27,200	2,333,488
Griffon Corp.	9,100	689,507

		3,022,995

Commercial Services & Supplies (1.1%)
Matthews International Corp., Class A	48,500	1,357,515
OPENLANE, Inc.*	20,000	406,200

		1,763,715

Construction & Engineering (1.3%)
Arcosa, Inc.	9,500	962,350
Everus Construction Group, Inc.*	600	41,286
Valmont Industries, Inc.	3,600	1,194,336

		2,197,972

Machinery (20.7%)
Astec Industries, Inc.	66,000	2,304,060
CNH Industrial NV	31,000	399,280
Commercial Vehicle Group, Inc.*	88,000	183,920
Crane Co.	18,500	3,150,920
Donaldson Co., Inc.	1,000	71,190
Eastern Co. (The)	27,000	729,540
Enerpac Tool Group Corp., Class A	21,700	980,623
Enpro, Inc.	7,500	1,392,750
Flowserve Corp.	42,000	2,630,040
Gorman-Rupp Co. (The)	11,000	422,180
Graco, Inc.	2,500	210,425
Hyster-Yale, Inc.	35,600	1,901,752
Ingersoll Rand, Inc.	15,200	1,425,760
ITT, Inc.	12,000	1,812,240
Iveco Group NV	70,000	858,345
Kennametal, Inc.	19,000	455,050
L B Foster Co., Class A*	42,000	1,168,860
Manitowoc Co., Inc. (The)*	24,000	239,760
Mueller Industries, Inc.	50,200	3,953,250
Mueller Water Products, Inc., Class A	13,700	315,100
Park-Ohio Holdings Corp.	72,000	1,791,360
Shyft Group, Inc. (The)	1,500	18,015
Snap-on, Inc.	1,600	568,240
Tennant Co.	9,300	795,336
Terex Corp.	11,500	553,035
Timken Co. (The)	1,000	80,270
Toro Co. (The)	5,300	441,331
Trinity Industries, Inc.	65,700	2,485,431
Twin Disc, Inc.	112,000	1,264,480
Watts Water Technologies, Inc., Class A	4,500	930,510

		33,533,053

Trading Companies & Distributors (3.7%)
Ashtead Group plc	2,300	151,315
GATX Corp.	12,900	2,134,563
Herc Holdings, Inc.	18,000	3,671,280
MSC Industrial Direct Co., Inc., Class A	1,000	80,410

		6,037,568

Total Industrials		55,912,127

Information Technology (2.3%)
Communications Equipment (0.1%)
Viasat, Inc.(x)*	14,400	138,528

Electronic Equipment, Instruments & Components (0.4%)
Crane NXT Co.	500	31,985
Landis+Gyr Group AG	9,500	652,978
Mirion Technologies, Inc., Class A*	5,000	79,200

		764,163

IT Services (1.5%)
Kyndryl Holdings, Inc.*	64,000	2,429,440

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Software (0.3%)
A10 Networks, Inc.	12,000	$235,320
NCR Voyix Corp.*	17,000	208,930

		444,250

Total Information Technology		3,776,381

Materials (7.2%)
Chemicals (4.5%)
Axalta Coating Systems Ltd.*	22,000	790,680
Core Molding Technologies, Inc.*	66,000	974,820
Element Solutions, Inc.	65,900	1,700,879
HB Fuller Co.	10,000	631,300
Huntsman Corp.	17,000	286,110
Scotts Miracle-Gro Co. (The)	41,500	2,944,840

		7,328,629

Construction Materials (0.2%)
Knife River Corp.*	600	62,148
Summit Materials, Inc., Class A*	5,000	261,550

		323,698

Containers & Packaging (1.3%)
Ardagh Metal Packaging SA	60,000	166,200
Greif, Inc., Class A	19,000	1,163,180
Myers Industries, Inc.	57,500	692,300

		2,021,680

Metals & Mining (1.2%)
Ampco-Pittsburgh Corp.*	90,000	225,000
Freeport-McMoRan, Inc.	18,500	663,225
Tredegar Corp.*	130,000	1,020,500

		1,908,725

Total Materials		11,582,732

Real Estate (0.6%)
Hotel & Resort REITs (0.2%)
Ryman Hospitality Properties, Inc. (REIT)	3,000	314,520

Real Estate Management & Development (0.4%)
Seritage Growth Properties, Class A*	13,500	50,490
St Joe Co. (The)	11,000	529,100

		579,590

Total Real Estate		894,110

Utilities (4.7%)
Electric Utilities (0.4%)
ALLETE, Inc.	9,500	623,390

Gas Utilities (2.9%)
MDU Resources Group, Inc.	2,400	42,768
National Fuel Gas Co.	41,000	2,871,230
Southwest Gas Holdings, Inc.	25,000	1,867,000

		4,780,998

Independent Power and Renewable Electricity Producers (0.5%)
AES Corp. (The)	54,000	594,000
NextEra Energy Partners LP	20,000	210,800

		804,800

Multi-Utilities (0.9%)
Algonquin Power & Utilities Corp.	323,000	1,434,120

Total Utilities		7,643,308

Total Common Stocks (96.4%) (Cost $122,935,279)		156,039,735

	Number of Rights
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)* (Cost $—)	6,250	4,945

	Number of Warrants
WARRANTS:
Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Option Care Health, Inc.,expiring 6/30/25*	22	8

Total Health Care		8

Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp.,expiring 8/1/25*	30,000	2,850

Total Materials		2,850

Total Warrants (0.0%)† (Cost $—)		2,858

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (4.0%)
BlackRock Liquidity FedFund, Institutional Shares 4.26% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 4.32% (7 day yield) (xx)	729,853	729,853
JPMorgan Prime Money Market Fund, IM Shares 4.57% (7 day yield)	5,557,954	5,560,177

Total Investment Companies		6,490,030

Total Short-Term Investments (4.0%) (Cost $6,489,978)		6,490,030

Total Investments in Securities (100.4%) (Cost $129,425,257)		162,537,568
Other Assets Less Liabilities (-0.4%)		(639,044)

Net Assets (100%)		$161,898,524

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at January 31, 2025.

(xx)

At January 31, 2025, the Fund had loaned securities with a total value of $1,654,108. This was collateralized by $771,920 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.250%, maturing 7/15/25 – 2/15/50 and by cash of $929,853 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$28,327,315	$787,226	$—	$29,114,541
Consumer Discretionary	24,763,063	40,455	—	24,803,518
Consumer Staples	11,658,814	802,282	—	12,461,096
Energy	1,572,320	—	—	1,572,320
Financials	4,287,818	—	—	4,287,818
Health Care	3,991,784	—	—	3,991,784
Industrials	52,559,053	3,353,074	—	55,912,127
Information Technology	3,123,403	652,978	—	3,776,381
Materials	11,582,732	—	—	11,582,732
Real Estate	894,110	—	—	894,110
Utilities	7,643,308	—	—	7,643,308
Rights
Industrials	—	—	4,945	4,945
Short-Term Investments
Investment Companies	6,490,030	—	—	6,490,030
Warrants
Health Care	—	8	—	8
Materials	—	2,850	—	2,850
Total Assets	$156,893,750	$5,638,873	$4,945	$162,537,568

Total Liabilities	$—	$—	$—	$—

Total	$156,893,750	$5,638,873	$4,945	$162,537,568

As of January 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,218,372
Aggregate gross unrealized depreciation	(13,623,589)

Net unrealized appreciation	$29,594,783

Federal income tax cost of investments in securities and derivative instruments, if applicable	$132,942,785

See Notes to Portfolio of Investments.

4

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (94.7%)
Communication Services (10.1%)
Diversified Telecommunication Services (3.8%)
Altice France SA
8.125%, 2/1/27(x)§	$200,000	$166,500
CCO Holdings LLC
5.500%, 5/1/26§	187,000	186,291
6.375%, 9/1/29§	290,000	289,072
4.750%, 3/1/30§	175,000	162,048
4.750%, 2/1/32§	386,000	341,988
4.500%, 5/1/32(x)	426,000	370,088
4.500%, 6/1/33§	468,000	397,192
Level 3 Financing, Inc.
4.500%, 4/1/30§	372,000	306,900
Windstream Escrow LLC
7.750%, 8/15/28(r)	250	3
Windstream Services LLC
8.250%, 10/1/31§	185,000	191,012
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	436,000	409,993
6.125%, 3/1/28(x)§	212,000	188,150

		3,009,237

Entertainment (0.2%)
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	186,000	188,558

Media (6.1%)
CMG Media Corp.
8.875%, 6/18/29§	196,778	157,422
CSC Holdings LLC
11.750%, 1/31/29§	400,000	398,000
Gray Media, Inc.
10.500%, 7/15/29(x)§	143,000	149,212
4.750%, 10/15/30§	414,000	252,540
5.375%, 11/15/31§	50,000	29,625
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	440,000	448,800
Neptune Bidco US, Inc.
9.290%, 4/15/29§	480,000	407,400
Nexstar Media, Inc.
5.625%, 7/15/27§	351,000	344,819
Outfront Media Capital LLC
5.000%, 8/15/27§	362,000	356,049
Sinclair Television Group, Inc.
5.500%, 3/1/30§	161,000	111,895
8.125%, 2/15/33§	120,000	120,324
Sirius XM Radio LLC
3.125%, 9/1/26§	374,000	361,359
3.875%, 9/1/31(x)§	493,000	423,043
Stagwell Global LLC
5.625%, 8/15/29§	355,000	341,684
TEGNA, Inc.
4.750%, 3/15/26§	253,000	251,535
Univision Communications, Inc.
8.500%, 7/31/31§	444,000	445,110
VZ Secured Financing BV
5.000%, 1/15/32§	270,000	241,135

		4,839,952

Total Communication Services		8,037,747

Consumer Discretionary (17.1%)
Automobile Components (1.0%)
Clarios Global LP
8.500%, 5/15/27§	228,000	228,855
6.750%, 5/15/28§	467,000	473,925
6.750%, 2/15/30§	74,000	75,162

		777,942

Broadline Retail (0.8%)
Getty Images, Inc.
9.750%, 3/1/27§	668,000	672,175

Distributors (1.8%)
Resideo Funding, Inc.
6.500%, 7/15/32(x)§	170,000	171,827
Ritchie Bros Holdings, Inc.
6.750%, 3/15/28§	396,000	404,910
7.750%, 3/15/31§	261,000	275,089
Velocity Vehicle Group LLC
8.000%, 6/1/29(x)§	135,000	140,755
Windsor Holdings III LLC
8.500%, 6/15/30§	396,000	417,824

		1,410,405

Diversified Consumer Services (0.7%)
Belron UK Finance plc
5.750%, 10/15/29§	200,000	197,750
Service Corp. International
5.750%, 10/15/32	182,000	178,588
Wand NewCo 3, Inc.
7.625%, 1/30/32§	181,000	187,056

		563,394

Hotels, Restaurants & Leisure (9.0%)
1011778 BC ULC
3.875%, 1/15/28§	261,000	248,501
5.625%, 9/15/29§	276,000	275,252
Caesars Entertainment, Inc.
7.000%, 2/15/30§	822,000	845,186
Carnival Corp.
7.000%, 8/15/29§	426,000	446,767
6.125%, 2/15/33§	311,000	310,689
Carnival Holdings Bermuda Ltd.
10.375%, 5/1/28§	150,000	159,660
CEC Entertainment LLC
6.750%, 5/1/26§	166,000	165,690
Churchill Downs, Inc.
5.750%, 4/1/30§	397,000	392,708
Flutter Treasury DAC
6.375%, 4/29/29§	200,000	203,240
Great Canadian Gaming Corp.
8.750%, 11/15/29§	236,000	244,555
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	112,000	111,860
3.625%, 2/15/32§	282,000	248,075
5.875%, 3/15/33§	167,000	165,683
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	224,000	190,400

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Marriott International, Inc.
5.350%, 3/15/35	$354,000	$349,239
NCL Corp. Ltd.
8.125%, 1/15/29§	34,000	36,040
6.750%, 2/1/32§	162,000	164,035
Ontario Gaming GTA LP
8.000%, 8/1/30§	321,000	331,404
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	286,000	286,000
6.000%, 2/1/33§	612,000	613,836
Scientific Games Holdings LP
6.625%, 3/1/30(x)§	269,000	261,952
Six Flags Entertainment Corp.
6.625%, 5/1/32(x)§	314,000	319,668
Station Casinos LLC
4.500%, 2/15/28§	188,000	179,540
4.625%, 12/1/31§	150,000	136,125
Wyndham Hotels &
Resorts, Inc.
4.375%, 8/15/28§	203,000	195,186
Yum! Brands, Inc.
5.375%, 4/1/32(x)	276,000	269,818

		7,151,109

Household Durables (0.6%)
CD&R Smokey Buyer, Inc.
9.500%, 10/15/29§	227,000	225,865
Newell Brands, Inc.
6.625%, 5/15/32(x)	209,000	212,135

		438,000

Specialty Retail (1.8%)
Cougar JV Subsidiary LLC
8.000%, 5/15/32§	105,000	109,594
eG Global Finance plc
12.000%, 11/30/28§	400,000	448,920
LBM Acquisition LLC
6.250%, 1/15/29§	256,000	235,991
LCM Investments Holdings II LLC
4.875%, 5/1/29§	218,000	206,010
Specialty Building Products
Holdings LLC
7.750%, 10/15/29§	136,000	138,833
White Cap Buyer LLC
6.875%, 10/15/28§	271,000	269,645

		1,408,993

Textiles, Apparel & Luxury Goods (1.4%)
Champ Acquisition Corp.
8.375%, 12/1/31§	147,000	153,431
Crocs, Inc.
4.125%, 8/15/31§	228,000	199,215
Hanesbrands, Inc.
9.000%, 2/15/31§	314,000	335,563
S&S Holdings LLC
8.375%, 10/1/31(x)§	402,000	403,005

		1,091,214

Total Consumer Discretionary		13,513,232

Consumer Staples (5.0%)
Beverages (0.3%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	222,000	209,790

Consumer Staples Distribution & Retail (1.0%)
Performance Food Group, Inc.
6.125%, 9/15/32§	143,000	143,179
United Natural Foods, Inc.
6.750%, 10/15/28§	306,000	303,705
US Foods, Inc.
4.625%, 6/1/30§	222,000	209,707
7.250%, 1/15/32§	145,000	150,256

		806,847

Food Products (2.9%)
Darling Ingredients, Inc.
6.000%, 6/15/30§	366,000	363,043
Fiesta Purchaser, Inc.
7.875%, 3/1/31§	153,000	157,733
9.625%, 9/15/32(x)§	225,000	234,243
Post Holdings, Inc.
5.500%, 12/15/29§	74,000	72,169
4.500%, 9/15/31§	289,000	261,357
6.375%, 3/1/33§	242,000	238,467
6.250%, 10/15/34§	207,000	201,262
Sigma Holdco BV
7.875%, 5/15/26§	200,000	199,500
Simmons Foods, Inc.
4.625%, 3/1/29§	158,000	146,842
Viking Baked Goods
Acquisition Corp.
8.625%, 11/1/31§	421,000	410,980

		2,285,596

Household Products (0.3%)
Energizer Holdings, Inc.
4.750%, 6/15/28(x)§	272,000	261,310

Personal Care Products (0.5%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	100,000	99,750
Prestige Brands, Inc.
3.750%, 4/1/31(x)§	308,000	273,350

		373,100

Total Consumer Staples		3,936,643

Energy (7.6%)
Energy Equipment & Services (0.5%)
Transocean, Inc.
8.750%, 2/15/30§	197,200	205,088
8.500%, 5/15/31(x)§	156,000	157,127

		362,215

Oil, Gas & Consumable Fuels (7.1%)
Antero Resources Corp.
7.625%, 2/1/29§	120,000	123,096
Ascent Resources Utica Holdings LLC
6.625%, 10/15/32§	224,000	225,120
Blue Racer Midstream LLC
6.625%, 7/15/26§	230,000	229,856
7.250%, 7/15/32§	113,000	118,381
Crescent Energy Finance LLC
7.625%, 4/1/32§	382,000	383,671
Delek Logistics Partners LP
8.625%, 3/15/29(x)§	404,000	422,637
Encino Acquisition
Partners Holdings LLC
8.500%, 5/1/28§	205,000	210,763

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Genesis Energy LP
7.750%, 2/1/28	$382,000	$386,893
7.875%, 5/15/32(x)	475,000	476,264
Kinder Morgan, Inc.
4.800%, 2/1/33	330,000	313,681
Kinetik Holdings LP
5.875%, 6/15/30§	479,000	474,368
NGL Energy Operating LLC
8.375%, 2/15/32§	497,000	509,852
NuStar Logistics LP
5.750%, 10/1/25	186,000	186,232
6.000%, 6/1/26	175,000	176,094
Permian Resources Operating LLC
5.875%, 7/1/29§	151,000	149,392
6.250%, 2/1/33§	233,000	233,582
Summit Midstream Holdings LLC
8.625%, 10/31/29§	576,000	606,960
Sunoco LP
4.500%, 4/30/30	192,000	180,960
7.250%, 5/1/32§	204,000	212,358

		5,620,160

Total Energy		5,982,375

Financials (6.0%)
Capital Markets (0.6%)
Aretec Group, Inc.
7.500%, 4/1/29§	111,000	111,000
10.000%, 8/15/30§	150,000	164,063
MSCI, Inc.
3.250%, 8/15/33§	278,000	234,238

		509,301

Consumer Finance (1.2%)
Bread Financial Holdings, Inc.
9.750%, 3/15/29§	198,000	212,850
Enova International, Inc.
9.125%, 8/1/29§	255,000	267,750
GGAM Finance Ltd.
8.000%, 2/15/27§	199,000	204,970
8.000%, 6/15/28§	260,000	273,650

		959,220

Financial Services (2.3%)
Armor Holdco, Inc.
8.500%, 11/15/29§	409,000	412,247
Freedom Mortgage Corp.
12.000%, 10/1/28§	186,000	202,636
Freedom Mortgage
Holdings LLC
9.250%, 2/1/29§	232,000	242,340
Rocket Mortgage LLC
2.875%, 10/15/26§	129,000	122,873
Shift4 Payments LLC
4.625%, 11/1/26§	335,000	331,375
6.750%, 8/15/32§	463,000	475,867

		1,787,338

Insurance (1.7%)
Acrisure LLC
8.250%, 2/1/29§	393,000	407,246
Alliant Holdings
Intermediate LLC
6.750%, 10/15/27§	196,000	195,510
BroadStreet Partners, Inc.
5.875%, 4/15/29§	222,000	217,520
HUB International Ltd.
7.250%, 6/15/30§	304,000	314,294
Panther Escrow Issuer LLC
7.125%, 6/1/31§	189,000	193,228

		1,327,798

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Starwood Property Trust, Inc. (REIT)
6.500%, 7/1/30§	135,000	135,800

Total Financials		4,719,457

Health Care (6.5%)
Biotechnology (0.2%)
Grifols SA
4.750%, 10/15/28§	200,000	184,500

Health Care Equipment & Supplies (1.0%)
Medline Borrower LP
5.250%, 10/1/29(x)§	232,000	225,602
Neogen Food Safety Corp.
8.625%, 7/20/30§	323,000	345,571
Varex Imaging Corp.
7.875%, 10/15/27(x)§	204,000	210,375

		781,548

Health Care Providers & Services (4.0%)
AdaptHealth LLC
5.125%, 3/1/30§	229,000	211,939
HCA, Inc.
5.450%, 4/1/31	366,000	366,209
HealthEquity, Inc.
4.500%, 10/1/29§	448,000	421,568
Heartland Dental LLC
10.500%, 4/30/28§	423,000	451,117
Icon Investments Six DAC
6.000%, 5/8/34	400,000	403,165
Star Parent, Inc.
9.000%, 10/1/30§	203,000	214,165
Surgery Center Holdings, Inc.
7.250%, 4/15/32§	374,000	372,130
Tenet Healthcare Corp.
6.250%, 2/1/27(x)	270,000	270,000
US Acute Care Solutions LLC
9.750%, 5/15/29§	401,000	406,514

		3,116,807

Health Care Technology (1.1%)
IQVIA, Inc.
5.000%, 10/15/26§	200,000	199,234
5.000%, 5/15/27§	260,000	256,750
5.700%, 5/15/28	200,000	203,033
6.250%, 2/1/29	219,000	226,687

		885,704

Pharmaceuticals (0.2%)
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	176,600

Total Health Care		5,145,159

Industrials (17.1%)
Aerospace & Defense (0.5%)
Goat Holdco LLC
6.750%, 2/1/32(x)§	154,000	153,978

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Rolls-Royce plc
5.750%, 10/15/27§	$200,000	$202,757

		356,735

Building Products (2.6%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	164,000	165,076
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28(x)§	423,000	447,323
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	270,000	265,275
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	152,000	134,900
EMRLD Borrower LP
6.625%, 12/15/30§	363,000	366,394
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	158,000	153,758
Quikrete Holdings, Inc.
6.375%, 3/1/32§	257,000	257,964
Standard Industries, Inc.
4.375%, 7/15/30§	274,000	254,625

		2,045,315

Commercial Services & Supplies (5.2%)
ACCO Brands Corp.
4.250%, 3/15/29(x)§	152,000	140,223
ADT Security Corp. (The)
4.875%, 7/15/32§	218,000	203,462
Allied Universal Holdco LLC
9.750%, 7/15/27§	344,000	346,191
6.000%, 6/1/29(x)§	248,000	229,400
Aramark Services, Inc.
5.000%, 4/1/25§	259,000	258,870
Garda World Security Corp.
6.000%, 6/1/29§	409,000	393,168
8.250%, 8/1/32§	153,000	157,016
8.375%, 11/15/32(x)§	453,000	467,682
Madison IAQ LLC
5.875%, 6/30/29(x)§	274,000	263,588
Matthews International Corp.
8.625%, 10/1/27§	254,000	265,697
OPENLANE, Inc.
5.125%, 6/1/25§	61,000	60,695
Raven Acquisition Holdings LLC
6.875%, 11/15/31§	344,000	343,223
Veritiv Operating Co.
10.500%, 11/30/30§	409,000	443,458
Waste Pro USA, Inc.
7.000%, 2/1/33§	147,000	148,014
Williams Scotsman, Inc.
6.125%, 6/15/25§	116,000	116,000
7.375%, 10/1/31§	267,000	278,681

		4,115,368

Construction & Engineering (1.7%)
Arcosa, Inc.
6.875%, 8/15/32§	213,000	218,451
Brand Industrial Services, Inc.
10.375%, 8/1/30§	260,000	267,475
Dycom Industries, Inc.
4.500%, 4/15/29§	218,000	205,655
Pike Corp.
5.500%, 9/1/28§	295,000	287,831
8.625%, 1/31/31§	160,000	170,125
Weekley Homes LLC
4.875%, 9/15/28§	172,000	164,045

		1,313,582

Electrical Equipment (0.2%)
EnerSys
6.625%, 1/15/32§	164,000	165,640

Ground Transportation (2.1%)
Dcli Bidco LLC
7.750%, 11/15/29§	135,000	138,712
EquipmentShare.com, Inc.
9.000%, 5/15/28(x)§	200,000	210,000
8.625%, 5/15/32§	93,000	99,045
NESCO Holdings II, Inc.
5.500%, 4/15/29§	417,000	394,636
RXO, Inc.
7.500%, 11/15/27§	198,000	204,477
Watco Cos. LLC
7.125%, 8/1/32§	325,000	336,937
XPO, Inc.
7.125%, 6/1/31§	278,000	287,522

		1,671,329

Machinery (2.4%)
ATS Corp.
4.125%, 12/15/28§	305,000	283,650
Calderys Financing LLC
11.250%, 6/1/28§	200,000	214,000
Chart Industries, Inc.
7.500%, 1/1/30§	653,000	683,972
Hillenbrand, Inc.
6.250%, 2/15/29	241,000	242,786
3.750%, 3/1/31	84,000	73,920
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	264,000	277,530
Terex Corp.
6.250%, 10/15/32§	161,000	158,987

		1,934,845

Professional Services (0.9%)
Amentum Holdings, Inc.
7.250%, 8/1/32§	153,000	155,104
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29(x)§	224,000	216,720
Science Applications International Corp.
4.875%, 4/1/28§	138,000	133,803
VT Topco, Inc.
8.500%, 8/15/30§	212,000	224,190

		729,817

Trading Companies & Distributors (1.5%)
Beacon Roofing Supply, Inc.
6.500%, 8/1/30§	162,000	166,455
United Rentals North America, Inc.
6.000%, 12/15/29§	252,000	255,465
6.125%, 3/15/34§	210,000	210,286
WESCO Distribution, Inc.
7.250%, 6/15/28§	341,000	347,394

See Notes to Portfolio of Investments.

4

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
6.625%, 3/15/32§	$182,000	$185,412

		1,165,012

Total Industrials		13,497,643

Information Technology (12.1%)
Communications Equipment (1.0%)
CommScope LLC
6.000%, 3/1/26(x)§	330,000	329,175
8.250%, 3/1/27§	206,000	196,215
4.750%, 9/1/29(x)§	282,000	250,275

		775,665

Electronic Equipment, Instruments & Components (0.2%)
Zebra Technologies Corp.
6.500%, 6/1/32(x)§	162,000	165,864

IT Services (1.6%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	414,000	409,860
Fortress Intermediate 3, Inc.
7.500%, 6/1/31§	133,000	137,180
ION Trading Technologies Sarl
5.750%, 5/15/28§	400,000	378,000
Unisys Corp.
6.875%, 11/1/27§	348,000	344,899

		1,269,939

Software (8.9%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	437,000	437,179
AthenaHealth Group, Inc.
6.500%, 2/15/30§	512,000	495,944
Camelot Finance SA
4.500%, 11/1/26§	228,000	222,870
Capstone Borrower, Inc.
8.000%, 6/15/30§	251,000	263,166
Central Parent LLC
8.000%, 6/15/29§	143,000	138,710
Central Parent, Inc.
7.250%, 6/15/29§	164,000	155,390
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	378,000	354,772
Cloud Software Group, Inc.
6.500%, 3/31/29§	163,000	159,939
9.000%, 9/30/29§	564,000	577,728
Ellucian Holdings, Inc.
6.500%, 12/1/29§	180,000	180,900
Gen Digital, Inc.
5.000%, 4/15/25§	328,000	327,869
7.125%, 9/30/30§	251,000	257,902
Helios Software Holdings, Inc.
4.625%, 5/1/28§	200,000	184,625
8.750%, 5/1/29§	200,000	206,000
McAfee Corp.
7.375%, 2/15/30(x)§	468,000	459,660
NCR Voyix Corp.
5.000%, 10/1/28§	225,000	216,866
5.125%, 4/15/29§	101,000	96,080
Open Text Corp.
6.900%, 12/1/27§	258,000	266,385
Open Text Holdings, Inc.
4.125%, 12/1/31§	334,000	299,591
Rocket Software, Inc.
6.500%, 2/15/29§	242,000	228,992
SS&C Technologies, Inc.
5.500%, 9/30/27§	406,000	405,586
6.500%, 6/1/32§	335,000	339,606
UKG, Inc.
6.875%, 2/1/31§	104,000	106,159
ZoomInfo Technologies LLC
3.875%, 2/1/29§	698,000	643,717

		7,025,636

Technology Hardware, Storage & Peripherals (0.4%)
Dell International LLC
4.850%, 2/1/35	374,000	352,888

Total Information Technology		9,589,992

Materials (11.0%)
Chemicals (4.9%)
Avient Corp.
7.125%, 8/1/30§	248,000	254,540
Axalta Coating Systems LLC
4.750%, 6/15/27§	178,000	173,995
HB Fuller Co.
4.250%, 10/15/28(x)	226,000	214,890
Illuminate Buyer LLC
9.000%, 7/1/28§	608,000	614,080
INEOS Quattro Finance 2 plc
9.625%, 3/15/29§	400,000	419,000
Minerals Technologies, Inc.
5.000%, 7/1/28§	508,000	491,729
NOVA Chemicals Corp.
8.500%, 11/15/28§	185,000	195,982
7.000%, 12/1/31§	115,000	115,862
Nufarm Australia Ltd.
5.000%, 1/27/30§	360,000	335,221
Olympus Water US Holding Corp.
6.250%, 10/1/29(x)§	200,000	191,750
7.250%, 6/15/31§	354,000	359,752
WR Grace Holdings LLC
5.625%, 8/15/29§	540,000	502,875

		3,869,676

Containers & Packaging (5.4%)
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	400,000	349,448
Ardagh Packaging Finance plc
4.125%, 8/15/26(x)§	200,000	175,800
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	579,000	587,951
Graphic Packaging International LLC
6.375%, 7/15/32§	100,000	100,875
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	298,000	295,765
LABL, Inc.
10.500%, 7/15/27§	438,000	428,692
5.875%, 11/1/28§	158,000	139,482
8.625%, 10/1/31§	156,000	140,678
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/27§	285,000	289,720

See Notes to Portfolio of Investments.

5

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
9.250%, 4/15/27§	$750,000	$763,125
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27(x)§	270,000	271,034
7.250%, 5/15/31(x)§	206,000	200,284
Sealed Air Corp.
6.125%, 2/1/28(x)§	103,000	103,644
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	400,000	398,068

		4,244,566

Metals & Mining (0.3%)
Kaiser Aluminum Corp.
4.500%, 6/1/31§	212,000	189,931
Novelis, Inc.
6.875%, 1/30/30§	80,000	81,536

		271,467

Paper & Forest Products (0.4%)
Magnera Corp.
7.250%, 11/15/31§	344,000	339,590

Total Materials		8,725,299

Real Estate (1.7%)
Diversified REITs (0.2%)
VICI Properties LP (REIT)
4.625%, 6/15/25§	192,000	191,578

Hotel & Resort REITs (0.5%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	204,000	200,940
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§	198,000	197,010

		397,950

Real Estate Management & Development (0.6%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	280,000	282,414
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	202,000	213,615

		496,029

Specialized REITs (0.4%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	300,000	292,629

Total Real Estate		1,378,186

Utilities (0.5%)
Water Utilities (0.5%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§	384,000	384,480

Total Utilities		384,480

Total Corporate Bonds		74,910,213

Total Long-Term Debt Securities (94.7%) (Cost $74,453,072)		74,910,213

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (9.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.26% (7 day yield) (xx)	900,000	900,000
Dreyfus Treasury Obligations Cash Management Fund 4.26% (7 day yield) (xx)	900,000	900,000
Invesco Government & Agency Portfolio, Institutional Shares 4.32% (7 day yield) (xx)	3,149,665	3,149,665
JPMorgan Prime Money Market Fund, IM Shares 4.57% (7 day yield)	2,479,968	2,480,960

Total Investment Companies		7,430,625

Total Short-Term Investments (9.4%) (Cost $7,430,625)		7,430,625

Total Investments in Securities (104.1%) (Cost $81,883,697)		82,340,838
Other Assets Less Liabilities (-4.1%)		(3,261,172)

Net Assets (100%)		$79,079,666

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2025, the market value of these securities amounted to $69,456,640 or 87.8% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2025. Maturity date disclosed is the ultimate maturity date.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at January 31, 2025.

(xx)	At January 31, 2025, the Fund had loaned securities with a total value of $4,845,037. This was collateralized by cash of $4,949,665 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

6

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$8,037,744	$3	$8,037,747
Consumer Discretionary	—	13,513,232	—	13,513,232
Consumer Staples	—	3,936,643	—	3,936,643
Energy	—	5,982,375	—	5,982,375
Financials	—	4,719,457	—	4,719,457
Health Care	—	5,145,159	—	5,145,159
Industrials	—	13,497,643	—	13,497,643
Information Technology	—	9,589,992	—	9,589,992
Materials	—	8,725,299	—	8,725,299
Real Estate	—	1,378,186	—	1,378,186
Utilities	—	384,480	—	384,480
Short-Term Investments
Investment Companies	7,430,625	—	—	7,430,625

Total Assets	$7,430,625	$74,910,210	$3	$82,340,838

Total	$7,430,625	$74,910,210	$3	$82,340,838

As of January 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,380,740
Aggregate gross unrealized depreciation	(1,529,013)

Net unrealized depreciation	$(148,273)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$82,489,111

See Notes to Portfolio of Investments.

7

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.2%)
Anchorage Capital CLO Ltd.,
Series 2021-17A A1
5.734%, 7/15/34(l)§	$250,000	$250,535
Battalion CLO XVI Ltd.,
Series 2019-16A BR2
6.190%, 1/20/38(l)§	390,000	392,203
Magnetite XXVII Ltd.,
Series 2020-27A AR
5.695%, 10/20/34(l)§	335,000	336,054
OHA Credit Funding 8 Ltd.,
Series 2021-8A CR
6.030%, 1/20/38(l)§	320,000	322,000
Sound Point CLO XXVII Ltd.,
Series 2020-2A AR
5.742%, 10/25/34(l)§	340,000	341,413
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	14,918	15,141

Total Asset-Backed Securities		1,657,346

Convertible Bond (0.1%)
Industrials (0.1%)
Electrical Equipment (0.1%)
Stem, Inc.
0.500%, 12/1/28§	245,000	66,150

Total Industrials		66,150

Total Convertible Bond		66,150

Corporate Bonds (42.7%)
Communication Services (3.3%)
Diversified Telecommunication Services (0.9%)
CCO Holdings LLC
4.500%, 5/1/32	84,000	72,975
4.250%, 1/15/34§	199,000	163,180
Frontier Communications Holdings LLC
6.750%, 5/1/29(x)§	232,000	233,475
Level 3 Financing, Inc.
4.875%, 6/15/29§	128,003	110,083
Telecom Italia Capital SA
7.721%, 6/4/38	80,000	82,674

		662,387

Entertainment (0.4%)
Cinemark USA, Inc.
7.000%, 8/1/32(x)§	85,000	87,115
Live Nation Entertainment, Inc.
3.750%, 1/15/28§	110,000	104,913
ROBLOX Corp.
3.875%, 5/1/30§	166,000	152,405

		344,433

Media (1.3%)
AMC Networks, Inc.
4.250%, 2/15/29	22,000	17,373
Comcast Corp.
2.937%, 11/1/56	550,000	320,412
Directv Financing LLC
8.875%, 2/1/30§	252,000	248,523
EchoStar Corp.
10.750%, 11/30/29	122,022	131,097
iHeartCommunications, Inc.
7.750%, 8/15/30§	71,021	57,882
Neptune Bidco US, Inc.
9.290%, 4/15/29§	11,000	9,336
TEGNA, Inc.
5.000%, 9/15/29	179,000	168,774

		953,397

Wireless Telecommunication Services (0.7%)
Millicom International Cellular SA
4.500%, 4/27/31(m)	245,000	216,457
T-Mobile USA, Inc.
5.150%, 4/15/34	155,000	152,145
4.700%, 1/15/35	170,000	160,585

		529,187

Total Communication Services		2,489,404

Consumer Discretionary (3.9%)
Automobile Components (0.8%)
Allison Transmission, Inc.
3.750%, 1/30/31§	173,000	154,095
BorgWarner, Inc.
4.950%, 8/15/29	55,000	54,780
Garrett Motion Holdings, Inc.
7.750%, 5/31/32§	80,000	81,374
Patrick Industries, Inc.
4.750%, 5/1/29§	180,000	171,657
Phinia, Inc.
6.750%, 4/15/29§	138,000	141,846

		603,752

Broadline Retail (0.3%)
Go Daddy Operating Co. LLC
3.500%, 3/1/29§	71,000	65,675
GrubHub Holdings, Inc.
5.500%, 7/1/27§	78,000	72,540
Millennium Escrow Corp.
6.625%, 8/1/26§	38,000	29,450
Saks Global Enterprises LLC
11.000%, 12/15/29§	73,000	69,946

		237,611

Distributors (0.2%)
Resideo Funding, Inc.
4.000%, 9/1/29§	163,000	149,960

Diversified Consumer Services (0.3%)
Adtalem Global Education, Inc.
5.500%, 3/1/28§	142,000	139,870
StoneMor, Inc.
8.500%, 5/15/29§	44,000	40,150

		180,020

Hotels, Restaurants & Leisure (1.2%)
Brinker International, Inc.
8.250%, 7/15/30§	65,000	69,132
Carnival Holdings Bermuda Ltd.
10.375%, 5/1/28§	221,000	235,232
Hilton Domestic Operating Co., Inc.
5.875%, 4/1/29§	215,000	215,538

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Life Time, Inc.
6.000%, 11/15/31§	$30,000	$29,934
NCL Corp. Ltd.
8.125%, 1/15/29§	13,000	13,780
7.750%, 2/15/29§	12,000	12,710
Royal Caribbean Cruises Ltd.
5.625%, 9/30/31§	240,000	237,506
Sabre GLBL, Inc.
8.625%, 6/1/27§	77,000	77,148
10.750%, 11/15/29§	13,000	13,426
Travel + Leisure Co.
6.000%, 4/1/27(e)	13,000	13,098

		917,504

Household Durables (0.8%)
Brookfield Residential Properties, Inc.
4.875%, 2/15/30§	92,000	83,978
Newell Brands, Inc.
6.375%, 5/15/30	183,000	184,830
Taylor Morrison Communities, Inc.
5.875%, 6/15/27§	127,000	127,794
5.750%, 1/15/28§	13,000	13,000
Tempur Sealy International, Inc.
4.000%, 4/15/29§	165,000	153,171

		562,773

Specialty Retail (0.2%)
Michaels Cos., Inc. (The)
5.250%, 5/1/28§	80,000	62,000
Sonic Automotive, Inc.
4.875%, 11/15/31§	15,000	13,855
Victoria’s Secret & Co.
4.625%, 7/15/29§	71,000	64,817
White Cap Buyer LLC
6.875%, 10/15/28(x)§	37,000	36,815

		177,487

Textiles, Apparel & Luxury Goods (0.1%)
Hanesbrands, Inc.
9.000%, 2/15/31§	78,000	83,356

Total Consumer Discretionary		2,912,463

Consumer Staples (0.3%)
Consumer Staples Distribution & Retail (0.2%)
Walgreens Boots Alliance, Inc.
8.125%, 8/15/29(x)	131,000	132,893

Food Products (0.1%)
JBS USA LUX Sarl
5.950%, 4/20/35§	75,000	75,864

Total Consumer Staples		208,757

Energy (3.3%)
Energy Equipment & Services (0.2%)
Enerflex Ltd.
9.000%, 10/15/27§	142,000	147,147

Oil, Gas & Consumable Fuels (3.1%)
BP Capital Markets America, Inc.
5.227%, 11/17/34	375,000	369,791
California Resources Corp.
8.250%, 6/15/29§	21,000	21,580
Crescent Energy Finance LLC
7.625%, 4/1/32§	154,000	154,674
DT Midstream, Inc.
4.125%, 6/15/29§	82,000	77,570
4.375%, 6/15/31§	57,000	52,728
EQM Midstream Partners LP
7.500%, 6/1/30§	175,000	187,906
Gulfport Energy Operating Corp.
6.750%, 9/1/29§	135,000	137,034
Hess Midstream Operations LP
6.500%, 6/1/29§	172,000	174,881
4.250%, 2/15/30§	300,000	279,504
Kinder Morgan, Inc.
5.950%, 8/1/54	225,000	219,775
Moss Creek Resources Holdings, Inc.
8.250%, 9/1/31(x)§	66,000	65,588
NFE Financing LLC
12.000%, 11/15/29§	103,002	107,215
Saturn Oil & Gas, Inc.
9.625%, 6/15/29§	69,000	69,000
Saudi Arabian Oil Co.
5.750%, 7/17/54§	275,000	257,007
Summit Midstream Holdings LLC
8.625%, 10/31/29§	75,000	79,031
TGNR Intermediate Holdings LLC
5.500%, 10/15/29§	83,000	78,539
Western Midstream Operating LP
6.150%, 4/1/33	20,000	20,352

		2,352,175

Total Energy		2,499,322

Financials (20.2%)
Banks (9.0%)
Banco Bilbao Vizcaya Argentaria SA
(USD Swap Semi 5 Year + 3.87%), 6.125%, 11/16/27(k)(y)	400,000	385,000
5.381%, 3/13/29	200,000	202,398
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 7.750%, 1/14/32(k)(x)(y)	400,000	400,001
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.91%), 8.000%, 2/1/34(k)(y)	200,000	207,750
Bank of America Corp.
(SOFR + 1.91%), 5.425%, 8/15/35(k)	350,000	341,481
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	200,000	201,517

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Barclays plc
(SOFR + 3.57%), 7.119%, 6/27/34(k)	$265,000	$283,245
BNP Paribas SA
(SOFR + 1.88%), 5.738%, 2/20/35(k)(x)§	220,000	220,952
(SOFR + 1.92%), 5.906%, 11/19/35(k)§	375,000	368,535
Citigroup, Inc.
(SOFR + 1.83%), 6.020%, 1/24/36(k)	365,000	364,886
Comerica, Inc.
(SOFR + 2.16%), 5.982%, 1/30/30(k)	135,000	136,234
Credit Agricole SA
(ICE IBA - USD SOFR ICE Swap Rate 5 Year + 3.60%), 6.700%, 9/23/34(k)(y)§	365,000	350,400
(SOFR + 1.74%), 5.862%, 1/9/36(k)§	290,000	292,418
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 3.61%), 6.500%, 3/23/28(k)(y)	230,000	229,425
(SOFR + 3.02%), 7.399%, 11/13/34(k)	270,000	294,512
ING Groep NV
(USD Swap Semi 5 Year + 4.45%), 6.500%, 4/16/25(k)(y)	200,000	200,000
Intesa Sanpaolo SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.90%), 7.778%, 6/20/54(k)§	265,000	289,509
JPMorgan Chase & Co.
(SOFR + 1.32%), 5.502%, 1/24/36(k)	90,000	90,024
Series OO
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.500%, 4/1/30(k)(y)	185,000	187,240
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.125%, 11/10/33(k)(y)	200,000	211,869
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 6.300%, 9/25/31(k)(y)§	225,000	215,719
Santander Holdings USA, Inc.
3.450%, 6/2/25	170,000	169,135
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 7.132%, 1/19/55(k)§	200,000	197,696
Turkiye Garanti Bankasi A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.84%), 8.125%, 1/3/35(k)§	375,000	380,156
UniCredit SpA
(USD ICE Swap Rate 5 Year + 4.91%), 7.296%, 4/2/34(k)§	240,000	251,503
Wells Fargo & Co.
(SOFR + 1.07%),
5.415%, 4/22/28(k)	300,000	302,157

		6,773,762

Capital Markets (7.0%)
Antares Holdings LP
6.350%, 10/23/29§	250,000	247,946
Ares Capital Corp.
5.950%, 7/15/29	195,000	197,298
5.800%, 3/8/32	240,000	237,624
Aretec Group, Inc.
7.500%, 4/1/29§	86,000	86,000
Bain Capital Specialty Finance, Inc.
5.950%, 3/15/30	90,000	89,306
BGC Group, Inc.
4.375%, 12/15/25	345,000	342,671
Blackstone Secured Lending Fund
5.350%, 4/13/28	310,000	308,102
Blue Owl Capital Corp.
5.950%, 3/15/29	180,000	180,748
Blue Owl Capital Corp. II
8.450%, 11/15/26	70,000	73,022
Blue Owl Credit Income Corp.
5.500%, 3/21/25	230,000	230,235
Citadel LP
6.000%, 1/23/30§	75,000	75,797
6.375%, 1/23/32§	55,000	55,947
Clue Opco LLC
9.500%, 10/15/31§	74,000	77,885
Coinbase Global, Inc.
3.375%, 10/1/28§	92,000	83,030
Deutsche Bank AG
(SOFR + 1.87%), 2.129%, 11/24/26(k)	230,000	224,764
(SOFR + 3.65%), 7.079%, 2/10/34(k)	200,000	207,834
Goldman Sachs Group, Inc. (The)
(SOFR + 1.21%), 5.049%, 7/23/30(k)	270,000	268,897
Series X
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.500%, 5/10/29(k)(y)	300,000	313,500
Jane Street Group
7.125%, 4/30/31§	166,000	171,536
LPL Holdings, Inc.
5.700%, 5/20/27(x)	335,000	339,535
Marex Group plc
6.404%, 11/4/29	115,000	115,921

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley
(SOFR + 1.02%), 5.389%, 4/13/28(k)	$300,000	$301,700
(SOFR + 1.56%), 5.320%, 7/19/35(k)	160,000	157,697
(SOFR + 1.42%), 5.587%, 1/18/36(k)	365,000	366,870
Sixth Street Lending Partners
6.125%, 7/15/30§	105,000	105,279
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.250%, 11/13/33(k)(y)§	270,000	310,500
VFH Parent LLC
7.500%, 6/15/31§	72,000	74,520

		5,244,164

Consumer Finance (2.0%)
AerCap Ireland Capital DAC
4.625%, 9/10/29	150,000	146,670
5.375%, 12/15/31	150,000	149,274
Bread Financial Holdings, Inc.
9.750%, 3/15/29§	133,000	142,975
Capital One Financial Corp.
(SOFR + 2.26%), 6.051%, 2/1/35(k)	280,000	285,553
(SOFR + 2.04%), 6.183%, 1/30/36(k)	260,000	261,266
Enova International, Inc.
11.250%, 12/15/28§	73,000	79,159
GGAM Finance Ltd.
7.750%, 5/15/26§	13,000	13,195
Global Aircraft Leasing Co. Ltd.
8.750%, 9/1/27§	148,000	151,727
OneMain Finance Corp.
9.000%, 1/15/29	13,000	13,812
4.000%, 9/15/30	15,000	13,398
SLM Corp.
6.500%, 1/31/30	79,000	79,489
Synchrony Financial
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30(k)	65,000	65,645
7.250%, 2/2/33(x)	105,000	110,133

		1,512,296

Financial Services (0.6%)
Armor Holdco, Inc.
8.500%, 11/15/29§	34,000	34,270
Block, Inc.
3.500%, 6/1/31	32,000	28,480
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	115,000	120,126
Planet Financial Group LLC
10.500%, 12/15/29§	75,000	77,026
Provident Funding Associates LP
9.750%, 9/15/29§	74,000	77,145
Rocket Mortgage LLC
2.875%, 10/15/26(x)§	14,000	13,335
Shift4 Payments LLC
6.750%, 8/15/32§	87,000	89,418

		439,800

Insurance (1.6%)
Allianz SE
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.350%, 9/6/53(k)§	200,000	207,500
APH Somerset Investor 2 LLC
7.875%, 11/1/29§	131,000	132,068
Athene Global Funding
5.322%, 11/13/31§	265,000	260,773
HUB International Ltd.
7.375%, 1/31/32§	125,000	128,627
Liberty Mutual Group, Inc.
4.300%, 2/1/61§	230,000	142,025
Met Tower Global Funding
4.850%, 1/16/27§	200,000	200,756
Panther Escrow Issuer LLC
7.125%, 6/1/31§	77,000	78,722
USI, Inc.
7.500%, 1/15/32§	36,000	37,557

		1,188,028

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Starwood Property Trust, Inc. (REIT)
6.000%, 4/15/30§	10,000	9,820

Total Financials		15,167,870

Health Care (0.7%)
Biotechnology (0.1%)
Emergent BioSolutions, Inc.
3.875%, 8/15/28§	52,000	43,878

Health Care Equipment & Supplies (0.1%)
Embecta Corp.
5.000%, 2/15/30§	15,000	13,950
Medtronic Global Holdings SCA
4.250%, 3/30/28	95,000	94,088

		108,038

Health Care Providers & Services (0.3%)
DaVita, Inc.
4.625%, 6/1/30§	199,000	185,514
Encompass Health Corp.
4.625%, 4/1/31	29,000	27,017

		212,531

Pharmaceuticals (0.2%)
Bausch Health Cos., Inc.
4.875%, 6/1/28§	195,000	158,925

Total Health Care		523,372

Industrials (3.5%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
6.388%, 5/1/31	25,000	26,251
Moog, Inc.
4.250%, 12/15/27§	143,000	137,685

		163,936

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Building Products (0.1%)
Cornerstone Building Brands, Inc.
6.125%, 1/15/29§	$60,000	$48,407
Quikrete Holdings, Inc.
6.375%, 3/1/32§	50,000	50,187

		98,594

Commercial Services & Supplies (0.8%)
Deluxe Corp.
8.125%, 9/15/29§	142,000	145,767
Enviri Corp.
5.750%, 7/31/27(x)§	77,000	74,690
Garda World Security Corp.
8.250%, 8/1/32§	91,000	93,389
Interface, Inc.
5.500%, 12/1/28§	64,000	62,742
Madison IAQ LLC
5.875%, 6/30/29(x)§	82,000	78,884
Pitney Bowes, Inc.
6.875%, 3/15/27§	79,000	79,141
Republic Services, Inc.
5.000%, 4/1/34	50,000	48,830

		583,443

Construction & Engineering (0.3%)
Brand Industrial Services, Inc.
10.375%, 8/1/30§	75,000	77,156
Brundage-Bone Concrete Pumping Holdings, Inc.
7.500%, 2/1/32§	80,000	81,263
Great Lakes Dredge & Dock Corp.
5.250%, 6/1/29§	41,000	38,000
Tutor Perini Corp.
11.875%, 4/30/29§	28,000	31,265

		227,684

Electrical Equipment (0.2%)
Vertiv Group Corp.
4.125%, 11/15/28§	156,000	147,810

Ground Transportation (0.1%)
Hertz Corp. (The)
12.625%, 7/15/29§	87,000	93,512

Machinery (0.4%)
Deere & Co.
5.700%, 1/19/55	85,000	87,451
Mueller Water Products, Inc.
4.000%, 6/15/29§	151,000	140,430
SPX FLOW, Inc.
8.750%, 4/1/30§	40,000	41,449

		269,330

Passenger Airlines (1.2%)
Air Canada
3.875%, 8/15/26§	129,000	125,368
Allegiant Travel Co.
7.250%, 8/15/27§	145,000	146,097
Avianca Midco 2 plc
9.000%, 12/1/28§	83,330	82,705
JetBlue Airways Corp.
9.875%, 9/20/31§	77,000	81,331
Mileage Plus Holdings LLC
6.500%, 6/20/27§	132,500	133,328
OneSky Flight LLC
8.875%, 12/15/29§	77,000	78,756
United Airlines, Inc.
4.625%, 4/15/29§	194,000	185,806
VistaJet Malta Finance plc
7.875%, 5/1/27§	90,000	89,775

		923,166

Trading Companies & Distributors (0.2%)
Alta Equipment Group, Inc.
9.000%, 6/1/29§	75,000	72,374
Foundation Building Materials, Inc.
6.000%, 3/1/29§	39,000	34,905
WESCO Distribution, Inc.
7.250%, 6/15/28§	13,000	13,244

		120,523

Total Industrials		2,627,998

Information Technology (2.3%)
Communications Equipment (0.3%)
Ciena Corp.
4.000%, 1/31/30§	127,000	116,837
CommScope LLC
4.750%, 9/1/29§	94,000	83,425

		200,262

Electronic Equipment, Instruments & Components (0.2%)
Jabil, Inc.
5.450%, 2/1/29	25,000	25,209
TTM Technologies, Inc.
4.000%, 3/1/29§	157,000	146,842

		172,051

IT Services (0.4%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	39,000	38,610
Arches Buyer, Inc.
6.125%, 12/1/28§	80,000	72,200
Conduent Business Services LLC
6.000%, 11/1/29§	14,000	13,478
Newfold Digital Holdings Group, Inc.
11.750%, 10/15/28§	43,000	37,840
Unisys Corp.
6.875%, 11/1/27§	76,000	75,323
Virtusa Corp.
7.125%, 12/15/28§	41,000	39,770

		277,221

Semiconductors & Semiconductor Equipment (0.3%)
Broadcom, Inc.
4.150%, 4/15/32§	240,000	224,110

Software (0.7%)
ACI Worldwide, Inc.
5.750%, 8/15/26(x)§	65,000	65,027
Central Parent, Inc.
7.250%, 6/15/29§	90,000	85,275
Crowdstrike Holdings, Inc.
3.000%, 2/15/29	164,000	150,330
Fair Isaac Corp.
5.250%, 5/15/26§	150,000	150,206
McAfee Corp.
7.375%, 2/15/30(x)§	57,000	55,984
Rackspace Finance LLC
3.500%, 5/15/28§	42,000	22,260
SS&C Technologies, Inc.
6.500%, 6/1/32§	14,000	14,192

		543,274

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.4%)
Dell International LLC
5.750%, 2/1/33(x)	$155,000	$158,875
Xerox Holdings Corp.
5.000%, 8/15/25§	160,000	159,200

		318,075

Total Information Technology		1,734,993

Materials (1.3%)
Chemicals (0.1%)
Rain Carbon, Inc.
12.250%, 9/1/29§	65,000	68,926

Construction Materials (0.0%)†
Knife River Corp.
7.750%, 5/1/31§	12,000	12,510

Metals & Mining (0.9%)
Anglo American Capital plc
5.750%, 4/5/34§	305,000	307,733
Carpenter Technology Corp.
7.625%, 3/15/30	136,000	140,420
Coeur Mining, Inc.
5.125%, 2/15/29§	39,000	37,684
Infrabuild Australia Pty. Ltd.
14.500%, 11/15/28§	28,000	28,525
New Gold, Inc.
7.500%, 7/15/27§	73,000	73,365
SunCoke Energy, Inc.
4.875%, 6/30/29§	73,000	67,251
TMS International Corp.
6.250%, 4/15/29§	43,000	40,635

		695,613

Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.
3.625%, 3/15/29(x)§	150,000	139,125
Magnera Corp.
4.750%, 11/15/29§	84,000	75,628

		214,753

Total Materials		991,802

Real Estate (0.8%)
Health Care REITs (0.0%)†
MPT Operating Partnership LP (REIT)
8.500%, 2/15/32§	20,000	20,250

Office REITs (0.2%)
Brandywine Operating Partnership LP (REIT)
8.875%, 4/12/29	134,000	143,212

Real Estate Management & Development (0.2%)
Five Point Operating Co. LP
10.500%, 1/15/28(e)§	73,000	74,369
Newmark Group, Inc.
7.500%, 1/12/29(x)	62,000	65,100

		139,469

Retail REITs (0.1%)
Brookfield Property REIT, Inc. (REIT)
4.500%, 4/1/27§	92,000	88,158

Specialized REITs (0.3%)
Iron Mountain, Inc. (REIT)
4.875%, 9/15/29§	$253,000	242,728

Total Real Estate		633,817

Utilities (3.1%)
Electric Utilities (1.6%)
Electricite de France SA
5.750%, 1/13/35§	290,000	288,548
Entergy Arkansas LLC
5.750%, 6/1/54	95,000	93,653
NextEra Energy Operating Partners LP
7.250%, 1/15/29(x)§	151,000	151,600
NRG Energy, Inc.
3.375%, 2/15/29§	224,000	204,680
PPL Capital Funding, Inc.
5.250%, 9/1/34	40,000	39,275
Southwestern Public Service Co.
6.000%, 6/1/54	130,000	130,147
Terraform Global Operating LP
6.125%, 3/1/26§	4,000	3,995
Virginia Electric and Power Co.
5.050%, 8/15/34	60,000	58,277
Vistra Operations Co. LLC
4.375%, 5/1/29§	234,000	222,373

		1,192,548

Gas Utilities (0.1%)
Suburban Propane Partners LP
5.000%, 6/1/31§	83,000	75,481

Independent Power and Renewable Electricity Producers (0.5%)
Clearway Energy Operating LLC
4.750%, 3/15/28§	166,000	160,051
Talen Energy Supply LLC
8.625%, 6/1/30§	140,000	148,907
TransAlta Corp.
7.750%, 11/15/29	28,000	29,137
6.500%, 3/15/40(x)	79,000	77,426

		415,521

Multi-Utilities (0.9%)
Dominion Energy, Inc.
Series A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.875%, 2/1/55(k)	185,000	192,169
Engie SA
5.250%, 4/10/29§	200,000	200,671
Public Service Enterprise Group, Inc.
5.450%, 4/1/34	255,000	253,438

		646,278

Total Utilities		2,329,828

Total Corporate Bonds		32,119,626

Foreign Government Securities (2.1%)
Argentine Republic
4.125%, 7/9/35(e)	755,000	513,022

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Oriental Republic of Uruguay
9.750%, 7/20/33	UYU	15,370,000	$353,723
Republic of Turkiye
36.000%, 8/12/26	TRY	26,260,000	738,821

Total Foreign Government Securities			1,605,566

U.S. Treasury Obligations (1.9%)
U.S. Treasury Bonds
4.250%, 8/15/54		$1,550,000	1,411,128

Total U.S. Treasury Obligations			1,411,128

Total Long-Term Debt Securities (49.1%) (Cost $36,459,935)			36,859,816

	Number of Shares
COMMON STOCKS:
Communication Services (7.5%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.		2,118	50,260
Telstra Group Ltd.		27,212	66,825
Verizon Communications, Inc.		4,891	192,657

			309,742

Entertainment (0.9%)
HUYA, Inc. (ADR)		2,077	7,269
International Games System Co. Ltd.		406	11,347
Netflix, Inc.(s)*		522	509,869
Nintendo Co. Ltd.		1,400	92,343
Walt Disney Co. (The)		583	65,914
XD, Inc.(m)*		734	2,400

			689,142

Interactive Media & Services (5.9%)
Alphabet, Inc., Class A(s)		1,687	344,182
Alphabet, Inc., Class C(s)		9,377	1,927,911
Meta Platforms, Inc., Class A(s)		3,099	2,135,769

			4,407,862

Media (0.2%)
Comcast Corp., Class A		5,123	172,440

Wireless Telecommunication Services (0.1%)
KDDI Corp.		1,800	60,188

Total Communication Services			5,639,374

Consumer Discretionary (6.8%)
Automobile Components (0.2%)
Bridgestone Corp.(x)		1,900	68,468
Denso Corp.		3,500	48,688
Depo Auto Parts Ind Co. Ltd.		1,417	9,319
Tong Yang Industry Co. Ltd.		2,151	7,215

			133,690

Automobiles (1.6%)
Honda Motor Co. Ltd.		3,600	34,319
Tesla, Inc.(s)*		2,407	973,872
Toyota Motor Corp.		9,500	182,135

			1,190,326

Broadline Retail (2.7%)
Amazon.com, Inc.(s)*		8,248	1,960,385
Wesfarmers Ltd.		1,591	75,767

			2,036,152

Hotels, Restaurants & Leisure (0.8%)
Alsea SAB de CV		3,333	7,109
Atour Lifestyle Holdings Ltd. (ADR)		494	13,541
Booking Holdings, Inc.		14	66,326
Chipotle Mexican Grill, Inc.*		992	57,883
Kangwon Land, Inc.*		777	8,973
Marriott International, Inc., Class A		221	64,220
McDonald’s Corp.		825	238,178
Starbucks Corp.		1,509	162,489

			618,719

Household Durables (0.1%)
Cury Construtora e
Incorporadora SA		2,700	9,993
Lennar Corp., Class A		450	59,058
Merry Electronics Co. Ltd.		2,151	6,863
Millrose Properties, Inc. (REIT), Class A*		251	2,330

			78,244

Specialty Retail (1.0%)
CCC SA*		237	10,025
Foschini Group Ltd.		914	6,953
Grupo SBF SA		3,700	7,376
Home Depot, Inc. (The)(s)		1,064	438,347
Industria de Diseno Textil SA		1,050	57,426
Lojas Renner SA		3,860	9,036
Lowe’s Cos., Inc.		284	73,851
Mr Price Group Ltd.		582	7,777
O’Reilly Automotive, Inc.*		36	46,599
Ross Stores, Inc.		387	58,267
Truworths International Ltd.		1,203	5,521

			721,178

Textiles, Apparel & Luxury Goods (0.4%)
Cie Financiere Richemont SA (Registered)		575	111,812
LVMH Moet Hennessy Louis Vuitton SE		242	176,614
Makalot Industrial Co. Ltd.		1,066	11,375
Mavi Giyim Sanayi ve Ticaret A/S, Class B(m)		3,738	7,409
NIKE, Inc., Class B		255	19,609
Xtep International Holdings Ltd.		11,315	8,722

			335,541

Total Consumer Discretionary			5,113,850

Consumer Staples (4.0%)
Beverages (1.0%)
Anadolu Efes Biracilik ve Malt Sanayii A/S, Class B		899	4,048
Coca-Cola Co. (The)		3,918	248,715
Constellation Brands, Inc., Class A		217	39,234
Diageo plc		2,464	73,903
Keurig Dr Pepper, Inc.		1,814	58,229
Kirin Holdings Co. Ltd.		4,500	56,999
Monster Beverage Corp.*		961	46,810
PepsiCo, Inc.		1,452	218,802

			746,740

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (0.7%)
Costco Wholesale Corp.(s)	122	$119,545
Koninklijke Ahold Delhaize NV	1,540	54,574
Kroger Co. (The)	794	48,942
Sysco Corp.	1,227	89,473
Target Corp.	290	39,994
Tesco plc	10,043	46,348
Walmart, Inc.(s)	1,221	119,853

		518,729

Food Products (0.6%)
AVI Ltd.	1,234	6,508
Danone SA	1,085	75,954
General Mills, Inc.	1,793	107,831
Mondelez International, Inc., Class A	1,386	80,374
Nestle SA (Registered)	2,283	194,221
Samyang Foods Co. Ltd.	16	7,532
Tiger Brands Ltd.	289	4,272

		476,692

Household Products (0.9%)
Church & Dwight Co., Inc.	488	51,494
Colgate-Palmolive Co.	1,519	131,697
Kimberly-Clark Corp.	530	68,884
Procter & Gamble Co. (The)(s)	2,206	366,174
Reckitt Benckiser Group plc	936	61,857

		680,106

Personal Care Products (0.2%)
Kenvue, Inc.	2,229	47,455
Unilever plc	2,015	115,726
VT Co. Ltd.*	117	2,597

		165,778

Tobacco (0.6%)
Altria Group, Inc.	1,614	84,299
British American Tobacco plc	1,885	74,721
Japan Tobacco, Inc.	1,800	46,110
Philip Morris International, Inc.	1,737	226,157

		431,287

Total Consumer Staples		3,019,332

Energy (2.2%)
Energy Equipment & Services (0.1%)
Schlumberger NV	1,114	44,872

Oil, Gas & Consumable Fuels (2.1%)
Chevron Corp.	1,708	254,817
ConocoPhillips	1,882	185,998
EOG Resources, Inc.	346	43,523
Exxon Mobil Corp.(s)	4,456	476,034
Kinder Morgan, Inc.	2,389	65,650
Occidental Petroleum Corp.	1,130	52,715
ONEOK, Inc.	638	61,994
Phillips 66	514	60,585
Suncor Energy, Inc.	1,600	60,032
Targa Resources Corp.	310	61,008
TotalEnergies SE	2,168	126,826
Williams Cos., Inc. (The)	905	50,164
Woodside Energy Group Ltd.	4,403	67,640

		1,566,986

Total Energy		1,611,858

Financials (7.5%)
Banks (3.2%)
Alior Bank SA	494	11,441
Bank of America Corp.	11,799	546,294
BNK Financial Group, Inc.	1,275	10,670
Citigroup, Inc.	6,687	544,522
Citizens Financial Group, Inc.	1,506	71,641
DBS Group Holdings Ltd.	1,700	55,804
Fifth Third Bancorp	1,388	61,502
Huntington Bancshares, Inc.	3,217	55,332
JB Financial Group Co. Ltd.	739	10,055
JPMorgan Chase & Co.(s)	748	199,940
M&T Bank Corp.	269	54,134
Oversea-Chinese Banking Corp. Ltd.	4,300	55,055
PNC Financial Services Group, Inc. (The)	2,716	545,780
United Overseas Bank Ltd.	1,700	46,922
US Bancorp	1,587	75,827
Wells Fargo & Co.	1,036	81,637

		2,426,556

Capital Markets (2.1%)
3i Group plc	1,260	60,991
Bank of New York Mellon
Corp. (The)	1,601	137,574
Blackrock, Inc.	170	182,835
Blackstone, Inc.	920	162,941
Bursa Malaysia Bhd.	2,500	4,683
CME Group, Inc.	376	88,932
Goldman Sachs Group, Inc. (The)	135	86,454
Hong Kong Exchanges & Clearing Ltd.	1,000	38,871
Intercontinental Exchange, Inc.	298	47,629
KKR & Co., Inc.	340	56,804
Morgan Stanley	4,009	554,966
S&P Global, Inc.	104	54,227
Samsung Securities Co. Ltd.	288	9,038
State Street Corp.	636	64,630
XTB SA(m)	666	10,744

		1,561,319

Consumer Finance (0.2%)
American Express Co.	198	62,855
Capital One Financial Corp.	280	57,039
FinVolution Group (ADR)	1,205	9,206

		129,100

Financial Services (0.7%)
Berkshire Hathaway, Inc.,
Class B(s)*	442	207,152
Fiserv, Inc.*	241	52,066
Mastercard, Inc., Class A(s)	189	104,976
Visa, Inc., Class A(s)	423	144,582

		508,776

Insurance (1.3%)
Aflac, Inc.	688	73,877
Allianz SE (Registered)	400	130,463
Allstate Corp. (The)	130	25,003

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Anadolu Anonim Turk Sigorta Sirketi*	2,706	$8,342
AXA SA	2,499	95,014
Chubb Ltd.	73	19,847
Manulife Financial Corp.	1,700	50,836
MetLife, Inc.	1,364	118,000
Momentum Group Ltd.	7,338	11,316
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	162	87,794
Progressive Corp. (The)	220	54,217
Prudential Financial, Inc.	384	46,372
Swiss Re AG	417	63,826
Tokio Marine Holdings, Inc.	1,800	59,886
Travelers Cos., Inc. (The)	117	28,686
Zurich Insurance Group AG	164	99,723

		973,202

Total Financials		5,598,953

Health Care (4.2%)
Biotechnology (0.8%)
3SBio, Inc.(m)*	13,686	10,539
AbbVie, Inc.	1,906	350,513
Amgen, Inc.	495	141,283
Gilead Sciences, Inc.	488	47,434
Hugel, Inc.*	13	2,125
Vertex Pharmaceuticals, Inc.*	112	51,708

		603,602

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	515	65,884
Becton Dickinson & Co.	188	46,549
Boston Scientific Corp.*	649	66,432
Intuitive Surgical, Inc.*	117	66,910
Medtronic plc	1,721	156,301
Solventum Corp.*	1	74
Stryker Corp.	118	46,172
Zimmer Biomet Holdings, Inc.	454	49,704

		498,026

Health Care Providers & Services (0.4%)
Cencora, Inc.	205	52,113
Cigna Group (The)	138	40,601
CVS Health Corp.	839	47,387
Elevance Health, Inc.	49	19,389
MLP Saglik Hizmetleri A/S, Class B(m)*	739	8,082
UnitedHealth Group, Inc.(s)	247	133,995

		301,567

Life Sciences Tools & Services (0.2%)
Danaher Corp.	219	48,780
Thermo Fisher Scientific, Inc.	126	75,316

		124,096

Pharmaceuticals (2.2%)
AstraZeneca plc	1,275	179,334
Bristol-Myers Squibb Co.	826	48,693
Eli Lilly and Co.(s)	221	179,249
Johnson & Johnson	2,383	362,573
Merck & Co., Inc.	2,514	248,434
Novartis AG (Registered)	1,711	179,563
Pfizer, Inc.	5,174	137,214
Roche Holding AG	623	195,639
Sanofi SA	913	98,882

		1,629,581

Total Health Care		3,156,872

Industrials (3.2%)
Aerospace & Defense (0.4%)
BAE Systems plc	3,377	51,251
Embraer SA*	750	7,685
General Dynamics Corp.	48	12,335
General Electric Co.(s)	376	76,542
Lockheed Martin Corp.	191	88,423
RTX Corp.	284	36,622

		272,858

Air Freight & Logistics (0.2%)
Deutsche Post AG	1,747	63,087
United Parcel Service, Inc., Class B	1,003	114,573

		177,660

Building Products (0.2%)
Carrier Global Corp.	594	38,836
Cie de Saint-Gobain SA	766	71,979
Johnson Controls International plc	753	58,734

		169,549

Commercial Services & Supplies (0.0%)†
KEPCO Plant Service & Engineering Co. Ltd.*	331	10,593

Construction & Engineering (0.2%)
Acter Group Corp. Ltd.	1,076	14,689
Greentown Management Holdings Co. Ltd.(m)	14,474	5,436
IJM Corp. Bhd.	10,100	5,415
Quanta Services, Inc.	148	45,526
Vinci SA	780	84,559

		155,625

Electrical Equipment (0.2%)
Cheryong Electric Co. Ltd.	92	3,514
Eaton Corp. plc	196	63,982
Vertiv Holdings Co., Class A	836	97,829

		165,325

Ground Transportation (0.5%)
CSX Corp.	1,632	53,644
Norfolk Southern Corp.	243	62,038
Uber Technologies, Inc.*	848	56,689
Union Pacific Corp.	750	185,842

		358,213

Industrial Conglomerates (0.4%)
3M Co.	551	83,862
CJ Corp.	81	5,318
Honeywell International, Inc.	232	51,903
Siemens AG (Registered)	565	121,593

		262,676

Machinery (0.6%)
Caterpillar, Inc.	180	66,859
Cummins, Inc.	177	63,056
Deere & Co.	125	59,570
Hyundai Rotem Co. Ltd.*	195	7,945
Ingersoll Rand, Inc.	537	50,371
Marcopolo SA (Preference)(q)	6,600	9,407
Otis Worldwide Corp.	446	42,557
PACCAR, Inc.	585	64,865

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Randon SA Implementos e Participacoes (Preference)(q)	2,532	$3,995
Sunonwealth Electric Machine Industry Co. Ltd.	2,732	7,943
Volvo AB, Class B	3,156	87,298

		463,866

Professional Services (0.3%)
Automatic Data Processing, Inc.	156	47,270
Paychex, Inc.	833	123,009
Verisk Analytics, Inc.	170	48,865

		219,144

Trading Companies & Distributors (0.2%)
Fastenal Co.	752	55,077
ITOCHU Corp.(x)	1,200	55,576
Mitsui & Co. Ltd.	2,900	57,703

		168,356

Transportation Infrastructure (0.0%)†
TAV Havalimanlari Holding A/S*	580	4,494

Total Industrials		2,428,359

Information Technology (7.9%)
Communications Equipment (0.4%)
Arcadyan Technology Corp.	2,152	11,765
Cisco Systems, Inc.	4,640	281,184

		292,949

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	1,000	70,780
Asia Optical Co., Inc.	808	3,870
Corning, Inc.	999	52,028
Dynapack International Technology Corp.	1,373	8,533
Kyocera Corp.	5,800	60,414
Primax Electronics Ltd.	3,227	8,009
Taiwan Surface Mounting Technology Corp.	2,253	7,089
TE Connectivity plc	373	55,193
Tripod Technology Corp.	1,347	8,052
TXC Corp.	2,985	8,917

		282,885

IT Services (0.5%)
Accenture plc, Class A(s)	223	85,844
Cognizant Technology Solutions Corp., Class A	549	45,353
International Business Machines Corp.	1,025	262,092

		393,289

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	502	58,207
Analog Devices, Inc.	210	44,497
Applied Materials, Inc.(s)	327	58,974
ARM Holdings plc (ADR)*	745	118,865
Broadcom, Inc.(s)	1,697	375,495
Elan Microelectronics Corp.	2,433	10,968
Everlight Electronics Co. Ltd.	4,464	11,416
Fitipower Integrated Technology, Inc.	1,345	9,286
Foxsemicon Integrated Technology, Inc.	1,078	9,939
ITE Technology, Inc.	1,613	6,978
Lam Research Corp.	732	59,329
Microchip Technology, Inc.	808	43,874
NVIDIA Corp.(s)	10,211	1,226,035
Pixart Imaging, Inc.	1,091	8,061
QUALCOMM, Inc.	383	66,232
Radiant Opto-Electronics Corp.	1,613	9,832
Raydium Semiconductor Corp.	539	6,426
Sigurd Microelectronics Corp.	3,510	7,542
Sitronix Technology Corp.	1,076	6,867
Texas Instruments, Inc.	1,016	187,564

		2,326,387

Software (2.5%)
Adobe, Inc.*	143	62,555
Intuit, Inc.	104	62,557
Microsoft Corp.(s)	3,289	1,365,132
Oracle Corp.(s)	449	76,357
Palantir Technologies, Inc., Class A*	852	70,282
Palo Alto Networks, Inc.*	252	46,474
Salesforce, Inc.	300	102,510
ServiceNow, Inc.*	79	80,452
Synopsys, Inc.*	109	57,277

		1,923,596

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.(s)	2,855	673,780
Chicony Electronics Co. Ltd.	2,161	10,070
Getac Holdings Corp.	1,613	5,867
HP, Inc.	1,406	45,695

		735,412

Total Information Technology		5,954,518

Materials (1.1%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	216	72,416
Akzo Nobel NV	1,103	63,003
Dow, Inc.	1,589	62,050
Hyosung TNC Corp.*	5	769
KCC Corp.	35	5,986
Linde plc	130	57,996
LyondellBasell Industries NV, Class A	987	74,716
Nan Pao Resins Chemical Co. Ltd.	1,078	10,688
PPG Industries, Inc.	406	46,844
Sherwin-Williams Co. (The)	113	40,472

		434,940

Construction Materials (0.1%)
GCC SAB de CV	476	4,397
Holcim AG	774	78,135

		82,532

Metals & Mining (0.4%)
Agnico Eagle Mines Ltd.	800	74,355
Anglo American plc	1,387	40,938
EVERGREEN Steel Corp.	1,882	5,078
Glencore plc	14,593	63,419
Nucor Corp.	349	44,822

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Rio Tinto plc	1,215	$73,682

		302,294

Total Materials		819,766

Real Estate (2.3%)
Diversified REITs (0.1%)
American Assets Trust, Inc. (REIT)	1,139	27,655
Empire State Realty Trust, Inc. (REIT), Class A	970	9,273

		36,928

Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	336	32,710
American Healthcare REIT, Inc. (REIT)	1,084	30,666
CareTrust REIT, Inc. (REIT)	1,058	28,037
Healthpeak Properties, Inc. (REIT)	590	12,189
National Health Investors, Inc. (REIT)	391	26,631
Omega Healthcare Investors, Inc. (REIT)	900	33,354
Parkway Life REIT (REIT)	9,644	27,463
Welltower, Inc. (REIT)	430	58,687

		249,737

Hotel & Resort REITs (0.1%)
Invincible Investment Corp. (REIT)	58	25,355
Summit Hotel Properties, Inc. (REIT)	4,100	27,511
Xenia Hotels & Resorts, Inc. (REIT)	436	6,522

		59,388

Industrial REITs (0.3%)
Americold Realty Trust, Inc. (REIT)	1,419	31,005
Goodman Group (REIT)	1,485	33,652
Industrial & Infrastructure Fund Investment Corp. (REIT)(x)	38	28,421
Plymouth Industrial REIT, Inc. (REIT)	1,224	20,563
Prologis, Inc. (REIT)	905	107,921

		221,562

Office REITs (0.1%)
Global One Real Estate Investment Corp. (REIT)	39	26,479
Orix JREIT, Inc. (REIT)	21	23,343

		49,822

Real Estate Management & Development (0.4%)
Advancetek Enterprise Co. Ltd.	2,736	6,878
Amata Corp. PCL	4,400	3,266
Azrieli Group Ltd.	356	29,551
Catena AB	533	23,242
CK Asset Holdings Ltd.	7,100	29,655
Daiwa House Industry Co. Ltd.	2,000	63,161
Hulic Co. Ltd.	2,000	17,679
Mobimo Holding AG (Registered)	19	6,311
Poly Property Services Co. Ltd., Class H(m)	2,263	7,938
PSP Swiss Property AG (Registered)	234	34,609
Sansiri PCL	186,900	9,491
Sirius Real Estate Ltd. (REIT)	22,072	21,935
SP Setia Bhd. Group	11,782	3,568
Sunac Services Holdings Ltd.(m)	35,127	7,077

		264,361

Residential REITs (0.2%)
American Homes 4 Rent (REIT), Class A	1,027	35,565
AvalonBay Communities, Inc. (REIT)	330	73,099
Boardwalk REIT (REIT)	450	19,398
Centerspace (REIT)	376	22,842
UMH Properties, Inc. (REIT)	1,485	26,715

		177,619

Retail REITs (0.3%)
CBL & Associates Properties, Inc. (REIT)	908	27,794
Getty Realty Corp. (REIT)	909	28,188
NNN REIT, Inc. (REIT)	809	31,867
Phillips Edison & Co., Inc. (REIT)	356	12,933
Realty Income Corp. (REIT)	834	45,570
Saul Centers, Inc. (REIT)	77	2,812
Tanger, Inc. (REIT)	911	29,899
Urban Edge Properties (REIT)	140	2,848
Whitestone REIT (REIT)	2,011	26,947

		208,858

Specialized REITs (0.5%)
Big Yellow Group plc (REIT)	174	2,060
Equinix, Inc. (REIT)	150	137,049
Iron Mountain, Inc. (REIT)	475	48,246
Keppel DC REIT (REIT)	15,285	24,744
National Storage REIT (REIT)	17,474	24,443
Outfront Media, Inc. (REIT)	1,597	29,385
Public Storage (REIT)	206	61,487
Safestore Holdings plc (REIT)	2,238	17,107

		344,521

Total Real Estate		1,612,796

Utilities (1.3%)
Electric Utilities (1.0%)
American Electric Power Co., Inc.	1,353	133,081
Duke Energy Corp.	891	99,783
Entergy Corp.	1,001	81,161
Eversource Energy	743	42,856
Fortis, Inc.	1,600	68,146
Hydro One Ltd.(m)	1,800	56,006
Iberdrola SA	7,436	105,221
Iberdrola SA*	88	1,245
NextEra Energy, Inc.	2,510	179,615

		767,114

Gas Utilities (0.0%)†
Perusahaan Gas Negara Tbk. PT	99,300	9,747

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Number of Shares		Value (Note 1)
Multi-Utilities (0.3%)
DTE Energy Co.		596	$71,448
National Grid plc		5,312	64,533
Sempra		836	69,330

			205,311

Water Utilities (0.0%)†
Cia de Saneamento de Minas Gerais Copasa MG		1,100	4,196

Total Utilities			986,368

Total Common Stocks (48.0%) (Cost $34,583,509)			35,942,046

EXCHANGE TRADED FUNDS (ETF):
Equity (0.3%)
iShares MSCI India Small-Cap ETF(x) (Cost $291,584)		3,502	244,230

	Principal Amount
SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (1.0%)
Arab Republic of Egypt 30.45%, 3/11/25(p)	EG	P 38,200,000	736,534

	Number of Shares
Investment Companies (2.2%)
Dreyfus Treasury Obligations Cash Management Fund 4.26% (7 day yield) (xx)		200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 4.32% (7 day yield) (xx)		1,487,226	1,487,226

Total Investment Companies			1,687,226

Total Short-Term Investments (3.2%) (Cost $2,456,162)			2,423,760

Total Investments in Securities (100.5%) (Cost $73,791,190)			75,469,852
Other Assets Less Liabilities (-0.5%)			(339,487)

Net Assets (100%)			$75,130,365

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2025, the market value of these securities amounted to $20,554,864 or 27.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2025, the market value or fair value, as applicable, of these securities amounted to $332,088 or 0.4% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(s)	All, or a portion of security held by broker as collateral for option contracts, with a total collateral value of $4,529,908.

(x)	All or a portion of security is on loan at January 31, 2025.

(xx)

At January 31, 2025, the Fund had loaned securities with a total value of $1,691,828. This was collateralized by $53,290 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 2/27/25 – 8/15/54 and by cash of $1,687,226 which was subsequently invested in investment companies.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2025.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

EGP — Egyptian Pound

ICE — Intercontinental Exchange

ICE IBA — ICE Benchmark Administration Limited

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.7%
Australia	0.6
Brazil	0.1
Canada	1.7
Cayman Islands	1.9
China	0.1
Egypt	1.0
Finland	0.3
France	3.4
Germany	1.4
Guatemala	0.3
Hong Kong	0.1
Indonesia	0.0	#
Ireland	0.8
Israel	0.0	#
Italy	0.8
Japan	1.3
Malaysia	0.0	#
Mexico	0.0	#
Netherlands	0.4
Poland	0.1
Saudi Arabia	0.3
Singapore	0.3
South Africa	0.5
South Korea	0.1
Spain	1.8
Sweden	0.2
Switzerland	1.0
Taiwan	0.3
Thailand	0.0	#
Turkiye	1.5
United Kingdom	2.6
United States	76.4
Uruguay	0.5
Cash and Other	(0.5)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

Written Call Options Contracts as of January 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	21	USD	(2,100)	USD 6,005.00	2/21/2025	(218,190)

Total Written Options Contracts (Premiums Received ($222,557))							(218,190)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,657,346	$—	$1,657,346
Common Stocks
Communication Services	5,406,271	233,103	—	5,639,374
Consumer Discretionary	4,266,139	847,711	—	5,113,850
Consumer Staples	2,193,962	825,370	—	3,019,332
Energy	1,417,392	194,466	—	1,611,858
Financials	4,728,315	870,638	—	5,598,953
Health Care	2,482,708	674,164	—	3,156,872
Industrials	1,769,966	658,393	—	2,428,359
Information Technology	5,734,617	219,901	—	5,954,518
Materials	478,068	341,698	—	819,766
Real Estate	1,115,368	497,428	—	1,612,796
Utilities	805,622	180,746	—	986,368
Convertible Bonds
Industrials	—	66,150	—	66,150
Corporate Bonds
Communication Services	—	2,489,404	—	2,489,404
Consumer Discretionary	—	2,912,463	—	2,912,463
Consumer Staples	—	208,757	—	208,757
Energy	—	2,499,322	—	2,499,322
Financials	—	15,167,870	—	15,167,870
Health Care	—	523,372	—	523,372
Industrials	—	2,627,998	—	2,627,998
Information Technology	—	1,734,993	—	1,734,993
Materials	—	991,802	—	991,802
Real Estate	—	633,817	—	633,817
Utilities	—	2,329,828	—	2,329,828
Exchange Traded Funds	244,230	—	—	244,230
Foreign Government Securities	—	1,605,566	—	1,605,566
Short-Term Investments
Foreign Government Treasury Bills	—	736,534	—	736,534
Investment Companies	1,687,226	—	—	1,687,226
U.S. Treasury Obligations	—	1,411,128	—	1,411,128

Total Assets	$32,329,884	$43,139,968	$—	$75,469,852

Liabilities:
Options Written
Call Options Written	$(218,190)	$—	$—	$(218,190)

Total Liabilities	$(218,190)	$—	$—	$(218,190)

Total	$32,111,694	$43,139,968	$—	$75,251,662

As of January 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,247,184
Aggregate gross unrealized depreciation	(2,161,766)

Net unrealized appreciation	$1,085,418

Federal income tax cost of investments in securities and derivative instruments, if applicable	$74,166,244

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (24.9%)
iMGP DBi Managed Futures Strategy ETF	76,160	$2,015,955
NYLI Merger Arbitrage ETF*	73,730	2,462,582

Total Alternatives		4,478,537

Commodity (15.3%)
Invesco DB Agriculture Fund	25,240	696,624
Invesco DB Energy Fund	34,740	663,114
Invesco DB Precious Metals Fund	21,300	1,378,110

Total Commodity		2,737,848

Equity (30.0%)
iShares Core U.S. REIT ETF	21,050	1,217,532
JPMorgan Equity Premium Income ETF	32,380	1,909,448
JPMorgan Nasdaq Equity Premium Income ETF	18,280	1,050,552
Vanguard Global ex-U.S. Real Estate ETF	30,160	1,210,019

Total Equity		5,387,551

Fixed Income (29.0%)
iShares Convertible Bond ETF	33,850	2,968,984
Vanguard Short-Term Inflation- Protected Securities ETF	45,940	2,245,547

Total Fixed Income		5,214,531

Total Investments in Securities (99.2%) (Cost $16,752,957)		17,818,467
Other Assets Less Liabilities (0.8%)		148,726

Net Assets (100%)		$17,967,193

*	Non-income producing.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$17,818,467	$—	$—	$17,818,467

Total Assets	$17,818,467	$—	$—	$17,818,467

Total Liabilities	$—	$—	$—	$—

Total	$17,818,467	$—	$—	$17,818,467

As of January 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,192,252
Aggregate gross unrealized depreciation	(463,126)

Net unrealized appreciation	$729,126

Federal income tax cost of investments in securities and derivative instruments, if applicable	$17,089,341

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (41.2%)
Invesco S&P 500 Low Volatility ETF	886	$63,207
Invesco S&P Emerging Markets Low Volatility ETF	76	1,821
Invesco S&P International Developed Low Volatility ETF	1,195	34,285
Invesco S&P MidCap Low Volatility ETF	593	36,766
Invesco S&P SmallCap Low Volatility ETF	231	11,015
iShares Core MSCI EAFE ETF	930	68,430
iShares Core MSCI Emerging Markets ETF	69	3,656
iShares Core S&P Total U.S. Stock Market ETF	1,378	182,571
iShares MSCI EAFE Min Vol Factor ETF	476	34,662
iShares MSCI Emerging Markets Min Vol Factor ETF	31	1,808
iShares MSCI USA Min Vol Factor ETF	691	63,538
SPDR SSGA US Small Cap Low Volatility Index ETF	85	11,177

Total Equity		512,936

Fixed Income (57.1%)
iShares Broad USD High Yield Corporate Bond ETF	1,310	48,850
iShares Core U.S. Aggregate Bond ETF	4,068	396,223
iShares TIPS Bond ETF	990	106,930
Vanguard Short-Term Bond ETF	1,294	100,414
Vanguard Total International Bond ETF	1,200	59,004

Total Fixed Income		711,421

Total Exchange Traded Funds (98.3%) (Cost $1,126,988)		1,224,357

Total Investments in Securities (98.3%) (Cost $1,126,988)		1,224,357
Other Assets Less Liabilities (1.7%)		21,257

Net Assets (100%)		$1,245,614

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$1,224,357	$—	$—	$1,224,357

Total Assets	$1,224,357	$—	$—	$1,224,357

Total Liabilities	$—	$—	$—	$—

Total	$1,224,357	$—	$—	$1,224,357

As of January 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,063
Aggregate gross unrealized depreciation	(68,599)

Net unrealized appreciation	$29,464

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,194,893

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (52.0%)
Invesco S&P 500 Low Volatility ETF	141	$10,059
Invesco S&P Emerging Markets Low Volatility ETF	57	1,366
Invesco S&P International Developed Low Volatility ETF	185	5,308
Invesco S&P MidCap Low Volatility ETF	86	5,332
Invesco S&P SmallCap Low Volatility ETF	57	2,718
iShares Core MSCI EAFE ETF	144	10,595
iShares Core MSCI Emerging Markets ETF	49	2,596
iShares Core S&P Total U.S. Stock Market ETF	231	30,605
iShares MSCI EAFE Min Vol Factor ETF	72	5,243
iShares MSCI Emerging Markets Min Vol Factor ETF	24	1,400
iShares MSCI USA Min Vol Factor ETF	109	10,023
SPDR SSGA US Small Cap Low Volatility Index ETF	20	2,630

Total Equity		87,875

Fixed Income (48.0%)
iShares Broad USD High Yield Corporate Bond ETF	163	6,078
iShares Core U.S. Aggregate Bond ETF	505	49,187
iShares TIPS Bond ETF	113	12,205
Vanguard Short-Term Bond ETF	98	7,605
Vanguard Total International Bond ETF	123	6,048

Total Fixed Income		81,123

Total Investments in Securities (100.0%) (Cost $166,831)		168,998
Other Assets Less Liabilities (0.0%)		—

Net Assets (100%)		$168,998

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$168,998	$—	$—	$168,998

Total Assets	$168,998	$—	$—	$168,998

Total Liabilities	$—	$—	$—	$—

Total	$168,998	$—	$—	$168,998

As of January 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,735
Aggregate gross unrealized depreciation	(209,871)

Net unrealized depreciation	$(207,136)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$376,134

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (60.8%)
Invesco S&P 500 Low Volatility ETF	1,566	$111,718
Invesco S&P Emerging Markets Low Volatility ETF	614	14,711
Invesco S&P International Developed Low Volatility ETF	2,155	61,827
Invesco S&P MidCap Low Volatility ETF	1,016	62,992
Invesco S&P SmallCap Low Volatility ETF	620	29,565
iShares Core MSCI EAFE ETF	1,699	125,012
iShares Core MSCI Emerging Markets ETF	553	29,304
iShares Core S&P Total U.S. Stock Market ETF	2,603	344,872
iShares MSCI EAFE Min Vol Factor ETF	860	62,625
iShares MSCI Emerging Markets Min Vol Factor ETF	252	14,697
iShares MSCI USA Min Vol Factor ETF	1,223	112,455
SPDR SSGA US Small Cap Low Volatility Index ETF	227	29,849

Total Equity		999,627

Fixed Income (37.3%)
iShares Broad USD High Yield Corporate Bond ETF	704	26,252
iShares Core U.S. Aggregate Bond ETF	4,475	435,865
iShares TIPS Bond ETF	851	91,917
Vanguard Short-Term Bond ETF	424	32,902
Vanguard Total International Bond ETF	537	26,404

Total Fixed Income		613,340

Total Investments in Securities (98.1%) (Cost $1,535,834)		1,612,967
Other Assets Less Liabilities (1.9%)		31,797

Net Assets (100%)		$1,644,764

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$1,612,967	$–	$–	$1,612,967

Total Assets	$1,612,967	$–	$–	$1,612,967

Total Liabilities	$–	$–	$–	$–

Total	$1,612,967	$–	$–	$1,612,967

As of January 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,641
Aggregate gross unrealized depreciation	(115,441)

Net unrealized depreciation	$(33,800)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,646,767

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (69.8%)
Invesco S&P 500 Low Volatility ETF	1,935	$138,043
Invesco S&P Emerging Markets Low Volatility ETF	750	17,970
Invesco S&P International Developed Low Volatility ETF	2,744	78,725
Invesco S&P MidCap Low Volatility ETF	1,306	80,972
Invesco S&P SmallCap Low Volatility ETF	757	36,098
iShares Core MSCI EAFE ETF	2,153	158,418
iShares Core MSCI Emerging Markets ETF	668	35,397
iShares Core S&P Total U.S. Stock Market ETF	3,236	428,738
iShares MSCI EAFE Min Vol Factor ETF	1,097	79,884
iShares MSCI Emerging Markets Min Vol Factor ETF	309	18,021
iShares MSCI USA Min Vol Factor ETF	1,512	139,028
SPDR SSGA US Small Cap Low Volatility Index ETF	270	35,503

Total Equity		1,246,797

Fixed Income (28.4%)
iShares Core U.S. Aggregate Bond ETF	4,425	430,995
iShares TIPS Bond ETF	712	76,903

Total Fixed Income		507,898

Total Investments in Securities (98.2%) (Cost $1,649,945)		1,754,695
Other Assets Less Liabilities (1.8%)		31,720

Net Assets (100%)		$1,786,415

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities		Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds		$1,754,695	$—	$—	$1,754,695

Total Assets		$1,754,695	$—	$—	$1,754,695

Total Liabilities	$—		$—	$—	$—

Total		$1,754,695	$—	$—	$1,754,695

As of January 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$106,026
Aggregate gross unrealized depreciation	(82,331)

Net unrealized appreciation	$23,695

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,731,000

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (74.5%)
Invesco S&P 500 Low Volatility ETF	4,216	$300,769
Invesco S&P Emerging Markets Low Volatility ETF	1,562	37,426
Invesco S&P International Developed Low Volatility ETF	5,855	167,980
Invesco S&P MidCap Low Volatility ETF	2,713	168,206
Invesco S&P SmallCap Low Volatility ETF	1,577	75,199
iShares Core MSCI EAFE ETF	4,556	335,231
iShares Core MSCI Emerging Markets ETF	1,407	74,557
iShares Core S&P Total U.S. Stock Market ETF	6,847	907,159
iShares MSCI EAFE Min Vol Factor ETF	2,331	169,743
iShares MSCI Emerging Markets Min Vol Factor ETF	641	37,383
iShares MSCI USA Min Vol Factor ETF	3,291	302,608
SPDR SSGA US Small Cap Low Volatility Index ETF	577	75,872

Total Equity		2,652,133

Fixed Income (23.7%)
iShares Core U.S. Aggregate Bond ETF	7,345	715,403
iShares TIPS Bond ETF	1,171	126,480

Total Fixed Income		841,883

Total Investments in Securities (98.2%) (Cost $3,055,463)		3,494,016
Other Assets Less Liabilities (1.8%)		65,348

Net Assets (100%)		$3,559,364

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,494,016	$—	$—	$3,494,016

Total Assets	$3,494,016	$—	$—	$3,494,016

Total Liabilities	$—	$—	$—	$—

Total	$3,494,016	$—	$—	$3,494,016

As of January 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$409,897
Aggregate gross unrealized depreciation	(727)

Net unrealized appreciation	$409,170

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,084,846

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (79.5%)
Invesco S&P 500 Low Volatility ETF	4,876	$347,854
Invesco S&P Emerging Markets Low Volatility ETF	1,768	42,361
Invesco S&P International Developed Low Volatility ETF	6,588	189,010
Invesco S&P MidCap Low Volatility ETF	3,053	189,286
Invesco S&P SmallCap Low Volatility ETF	1,785	85,118
iShares Core MSCI EAFE ETF	5,126	377,171
iShares Core MSCI Emerging Markets ETF	1,593	84,413
iShares Core S&P Total U.S. Stock Market ETF	7,851	1,040,179
iShares MSCI EAFE Min Vol Factor ETF	2,623	191,007
iShares MSCI Emerging Markets Min Vol Factor ETF	725	42,282
iShares MSCI USA Min Vol Factor ETF	3,806	349,962
SPDR SSGA US Small Cap Low Volatility Index ETF	654	85,997

Total Equity		3,024,640

Fixed Income (18.8%)
iShares Core U.S. Aggregate Bond ETF	6,223	606,120
iShares TIPS Bond ETF	992	107,146

Total Fixed Income		713,266

Total Investments in Securities (98.3%) (Cost $3,295,259)		3,737,906
Other Assets Less Liabilities (1.7%)		64,410

Net Assets (100%)		$3,802,316

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments

1

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,737,906	$—	$—	$3,737,906

Total Assets	$3,737,906	$—	$—	$3,737,906

Total Liabilities	$—	$—	$—	$—

Total	$3,737,906	$—	$—	$3,737,906

As of January 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$432,630
Aggregate gross unrealized depreciation	(4,876)

Net unrealized appreciation	$427,754

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,310,152

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (84.6%)
Invesco S&P 500 Low Volatility ETF	5,510	$393,083
Invesco S&P Emerging Markets Low Volatility ETF	1,964	47,057
Invesco S&P International Developed Low Volatility ETF	7,281	208,892
Invesco S&P MidCap Low Volatility ETF	3,374	209,188
Invesco S&P SmallCap Low Volatility ETF	1,982	94,512
iShares Core MSCI EAFE ETF	5,665	416,831
iShares Core MSCI Emerging Markets ETF	1,769	93,739
iShares Core S&P Total U.S. Stock Market ETF	8,814	1,167,767
iShares MSCI EAFE Min Vol Factor ETF	2,899	211,105
iShares MSCI Emerging Markets Min Vol Factor ETF	805	46,948
iShares MSCI USA Min Vol Factor ETF	4,301	395,477
SPDR SSGA US Small Cap Low Volatility Index ETF	726	95,465

Total Equity		3,380,064

Fixed Income (13.9%)
iShares Core U.S. Aggregate Bond ETF	4,826	470,052
iShares TIPS Bond ETF	769	83,060

Total Fixed Income		553,112

Total Investments in Securities (98.5%) (Cost $3,386,753)		3,933,176
Other Assets Less Liabilities (1.5%)		61,834

Net Assets (100%)		$3,995,010

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,933,176	$—	$—	$3,933,176

Total Assets	$3,933,176	$—	$—	$3,933,176

Total Liabilities	$—	$—	$—	$—

Total	$3,933,176	$—	$—	$3,933,176

As of January 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$504,912
Aggregate gross unrealized depreciation	(2,730)

Net unrealized appreciation	$502,182

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,430,994

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (89.4%)
Invesco S&P 500 Low Volatility ETF	5,724	$408,350
Invesco S&P Emerging Markets Low Volatility ETF	2,014	48,255
Invesco S&P International Developed Low Volatility ETF	7,438	213,396
Invesco S&P MidCap Low Volatility ETF	3,447	213,714
Invesco S&P SmallCap Low Volatility ETF	2,033	96,944
iShares Core MSCI EAFE ETF	5,787	425,807
iShares Core MSCI Emerging Markets ETF	1,814	96,124
iShares Core S&P Total U.S. Stock Market ETF	9,110	1,206,984
iShares MSCI EAFE Min Vol Factor ETF	2,961	215,620
iShares MSCI Emerging Markets Min Vol Factor ETF	826	48,172
iShares MSCI USA Min Vol Factor ETF	4,468	410,833
SPDR SSGA US Small Cap Low Volatility Index ETF	744	97,832

Total Equity		3,482,031

Fixed Income (8.9%)
iShares Core U.S. Aggregate Bond ETF	3,020	294,148
iShares TIPS Bond ETF	482	52,061

Total Fixed Income		346,209

Total Investments in Securities (98.3%) (Cost $3,305,402)		3,828,240
Other Assets Less Liabilities (1.7%)		66,490

Net Assets (100%)		$3,894,730

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,828,240	$—	$—	$3,828,240

Total Assets	$3,828,240	$—	$—	$3,828,240

Total Liabilities	$—	$—	$—	$—

Total	$3,828,240	$—	$—	$3,828,240

As of January 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$522,374
Aggregate gross unrealized depreciation	(2,438)

Net unrealized appreciation	$519,936

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,308,304

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.5%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	28,500	$676,305
Deutsche Telekom AG (Registered)	9,864	331,035
Nippon Telegraph & Telephone Corp.	262,500	258,446
Quebecor, Inc., Class B	11,538	256,109
Swisscom AG (Registered)	922	519,843
Telstra Group Ltd.	133,153	326,986
Verizon Communications, Inc.	29,361	1,156,530

		3,525,254

Entertainment (0.2%)
Electronic Arts, Inc.	3,753	461,281

Interactive Media & Services (4.5%)
Alphabet, Inc., Class A	32,244	6,578,421
Meta Platforms, Inc., Class A	5,124	3,531,358

		10,109,779

Media (0.4%)
Comcast Corp., Class A	29,100	979,506

Wireless Telecommunication Services (0.8%)
KDDI Corp.	10,300	344,407
SoftBank Corp.	391,000	504,711
T-Mobile US, Inc.	3,486	812,134

		1,661,252

Total Communication Services		16,737,072

Consumer Discretionary (9.2%)
Automobile Components (0.2%)
Bridgestone Corp.	9,000	324,324

Automobiles (1.3%)
Tesla, Inc.*	6,787	2,746,020

Broadline Retail (3.1%)
Amazon.com, Inc.*	23,991	5,702,181
Dollarama, Inc.	5,463	516,961
Wesfarmers Ltd.	15,570	741,478

		6,960,620

Hotels, Restaurants & Leisure (1.3%)
Aristocrat Leisure Ltd.	8,814	414,098
Booking Holdings, Inc.	171	810,123
Chipotle Mexican Grill, Inc.*	10,000	583,500
Darden Restaurants, Inc.	1,421	277,436
Restaurant Brands International, Inc.	3,652	224,545
Yum! Brands, Inc.	5,011	653,936

		2,963,638

Household Durables (0.1%)
Garmin Ltd.	1,213	261,826

Specialty Retail (2.6%)
AutoZone, Inc.*	200	670,042
Fast Retailing Co. Ltd.	800	263,219
Home Depot, Inc. (The)	4,828	1,989,040
Industria de Diseno Textil SA	5,279	288,718
Lowe’s Cos., Inc.	4,100	1,066,164
TJX Cos., Inc. (The)	9,003	1,123,484
Tractor Supply Co.	7,000	380,520

		5,781,187

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	1,662	439,488
LVMH Moet Hennessy Louis Vuitton SE	557	406,505
NIKE, Inc., Class B	6,880	529,072

		1,375,065

Total Consumer Discretionary		20,412,680

Consumer Staples (10.6%)
Beverages (2.4%)
Coca-Cola Co. (The)	42,888	2,722,530
Constellation Brands, Inc., Class A	1,173	212,078
Diageo plc	7,117	213,462
Keurig Dr Pepper, Inc.	11,401	365,972
PepsiCo, Inc.	12,736	1,919,188

		5,433,230

Consumer Staples Distribution & Retail (2.9%)
Costco Wholesale Corp.	2,721	2,666,254
George Weston Ltd.	2,100	324,605
Koninklijke Ahold Delhaize NV	14,652	519,232
Kroger Co. (The)	4,778	294,516
Loblaw Cos. Ltd.	2,300	287,993
Seven & i Holdings Co. Ltd.	18,500	294,566
Walmart, Inc.	20,665	2,028,476

		6,415,642

Food Products (1.6%)
Danone SA	5,704	399,301
General Mills, Inc.	15,721	945,461
Hershey Co. (The)	3,500	522,375
J M Smucker Co. (The)	2,200	235,158
McCormick & Co., Inc. (Non-Voting)	3,756	290,076
Mondelez International, Inc., Class A	18,800	1,090,212

		3,482,583

Household Products (2.9%)
Church & Dwight Co., Inc.	4,952	522,535
Clorox Co. (The)	1,586	251,666
Colgate-Palmolive Co.	15,633	1,355,381
Essity AB, Class B	9,638	244,171
Henkel AG & Co. KGaA (Preference)(q)	7,013	612,725
Kimberly-Clark Corp.	6,100	792,817
Procter & Gamble Co. (The)	15,909	2,640,735

		6,420,030

Personal Care Products (0.8%)
Beiersdorf AG	2,994	400,516
Kao Corp.	14,300	569,990
L’Oreal SA	776	288,600
Unilever plc (Cboe Europe)	4,078	234,201
Unilever plc (London Stock Exchange)	5,289	303,759

		1,797,066

Total Consumer Staples		23,548,551

Energy (1.3%)
Oil, Gas & Consumable Fuels (1.3%)
Cheniere Energy, Inc.	1,250	279,563
ConocoPhillips	3,317	327,819
Enbridge, Inc.	23,766	1,027,759
EOG Resources, Inc.	2,036	256,108
Equinor ASA	26,389	638,002
Idemitsu Kosan Co. Ltd.	47,300	317,783

Total Energy		2,847,034

Financials (17.4%)
Banks (4.1%)
ANZ Group Holdings Ltd.	16,680	317,528
Bank of Nova Scotia (The)	19,316	988,294
Canadian Imperial Bank of Commerce	14,014	882,775
Commonwealth Bank of Australia	4,270	426,232

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
DBS Group Holdings Ltd.	12,100	$397,190
DNB Bank ASA	18,395	391,345
JPMorgan Chase & Co.	5,354	1,431,124
National Bank of Canada	4,142	367,617
Nordea Bank Abp (Aquis Stock Exchange)	23,265	277,071
Nordea Bank Abp (Turquoise Stock Exchange)	13,972	166,147
Oversea-Chinese Banking Corp. Ltd.	22,500	288,080
Royal Bank of Canada	11,625	1,417,221
Toronto-Dominion Bank (The)	18,501	1,055,436
United Overseas Bank Ltd.	27,600	761,793

		9,167,853

Capital Markets (3.3%)
Ameriprise Financial, Inc.	1,500	815,040
Bank of New York Mellon Corp. (The)	7,700	661,661
Cboe Global Markets, Inc.	3,189	651,608
CME Group, Inc.	5,581	1,320,018
Daiwa Securities Group, Inc.	33,000	240,646
Deutsche Boerse AG	2,051	507,246
FactSet Research Systems, Inc.	567	268,991
Intercontinental Exchange, Inc.	6,366	1,017,478
Moody’s Corp.	1,075	536,898
MSCI, Inc.	459	273,917
S&P Global, Inc.	1,534	799,843
TMX Group Ltd.	9,500	294,017

		7,387,363

Consumer Finance (0.2%)
American Express Co.	1,759	558,395

Financial Services (3.5%)
Berkshire Hathaway, Inc., Class B*	4,500	2,109,015
Fiserv, Inc.*	5,339	1,153,437
Mastercard, Inc., Class A	2,889	1,604,637
Visa, Inc., Class A	8,277	2,829,079

		7,696,168

Insurance (6.3%)
Aflac, Inc.	5,945	638,374
Allianz SE (Registered)	2,318	756,035
Aon plc, Class A	2,200	815,804
Chubb Ltd.	2,400	652,512
Generali	20,746	659,216
Hannover Rueck SE	1,052	277,529
Hartford Financial Services Group, Inc. (The)	2,600	290,030
Intact Financial Corp.	4,371	776,395
Loews Corp.	5,300	452,885
Manulife Financial Corp.	9,137	273,227
Marsh & McLennan Cos., Inc.	7,000	1,518,160
MS&AD Insurance Group Holdings, Inc.	11,800	247,192
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	1,413	765,758
NN Group NV	7,846	361,147
Progressive Corp. (The)	4,379	1,079,161
QBE Insurance Group Ltd.	33,610	437,548
Sampo OYJ, Class A	10,515	433,931
Sompo Holdings, Inc.	19,000	533,144
Sun Life Financial, Inc.	10,300	593,968
Tokio Marine Holdings, Inc.	9,600	319,391
Travelers Cos., Inc. (The)	2,160	529,589
W.R. Berkley Corp.	5,400	317,682
Willis Towers Watson plc	818	269,584
Zurich Insurance Group AG	1,542	937,644

		13,935,906

Total Financials		38,745,685

Health Care (10.0%)
Biotechnology (0.4%)
AbbVie, Inc.	1,312	241,277
Gilead Sciences, Inc.	6,013	584,463

		825,740

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	10,940	1,399,554
Becton Dickinson & Co.	3,000	742,800
Boston Scientific Corp.*	13,634	1,395,576
Hoya Corp.	1,900	256,956
IDEXX Laboratories, Inc.*	562	237,192
Medtronic plc	12,999	1,180,569
ResMed, Inc.	1,085	256,256
Stryker Corp.	2,001	782,971

		6,251,874

Health Care Providers & Services (2.0%)
Cardinal Health, Inc.	2,372	293,322
Cencora, Inc.	2,200	559,262
Cigna Group (The)	1,800	529,578
Elevance Health, Inc.	1,256	496,999
McKesson Corp.	455	270,611
UnitedHealth Group, Inc.	4,069	2,207,392

		4,357,164

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	2,904	440,014
Danaher Corp.	1,757	391,354
Mettler-Toledo International, Inc.*	200	272,888
Thermo Fisher Scientific, Inc.	1,257	751,372

		1,855,628

Pharmaceuticals (4.0%)
Bristol-Myers Squibb Co.	11,794	695,256
Eli Lilly and Co.	1,306	1,059,271
Johnson & Johnson	12,263	1,865,815
Merck & Co., Inc.	2,214	218,788
Merck KGaA	1,756	266,693
Novartis AG (Registered)	10,826	1,136,151
Novo Nordisk A/S, Class B	6,332	534,584
Novo Nordisk A/S (ADR)	5,058	427,148
Otsuka Holdings Co. Ltd.	4,600	241,308
Roche Holding AG	2,433	764,027
Sanofi SA	4,752	514,663
Takeda Pharmaceutical Co. Ltd.	10,400	282,237
Zoetis, Inc.	5,625	961,313

		8,967,254

Total Health Care		22,257,660

Industrials (15.6%)
Aerospace & Defense (2.3%)
General Dynamics Corp.	2,712	696,930
General Electric Co.	6,651	1,353,944
L3Harris Technologies, Inc.	1,095	232,151
Lockheed Martin Corp.	2,248	1,040,712
Northrop Grumman Corp.	894	435,619
RTX Corp.	9,419	1,214,580
Singapore Technologies Engineering Ltd.	69,900	248,945

		5,222,881

Air Freight & Logistics (0.5%)
Deutsche Post AG	8,646	312,224
Expeditors International of Washington, Inc.	4,800	545,184

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	2,762	$315,503

		1,172,911

Building Products (1.0%)
Allegion plc	5,500	730,015
Geberit AG (Registered)	619	347,170
Trane Technologies plc	3,431	1,244,595

		2,321,780

Commercial Services & Supplies (1.3%)
Brambles Ltd.	40,979	504,437
Cintas Corp.	3,376	677,124
Copart, Inc.*	10,314	597,490
Republic Services, Inc.	1,100	238,557
Secom Co. Ltd.	7,600	256,429
Waste Management, Inc.	2,953	650,428

		2,924,465

Construction & Engineering (0.4%)
Stantec, Inc.	3,784	292,831
WSP Global, Inc.	2,894	491,105

		783,936

Electrical Equipment (1.4%)
ABB Ltd. (Registered)	10,619	582,398
Eaton Corp. plc	4,012	1,309,677
Emerson Electric Co.	2,195	285,240
Prysmian SpA	3,605	251,840
Schneider Electric SE	2,328	592,537

		3,021,692

Industrial Conglomerates (1.2%)
Hitachi Ltd.	20,500	521,571
Honeywell International, Inc.	7,100	1,588,412
Siemens AG (Registered)	2,809	604,521

		2,714,504

Machinery (3.8%)
Atlas Copco AB, Class A	35,680	599,183
Caterpillar, Inc.	2,584	959,801
Cummins, Inc.	1,658	590,662
Epiroc AB, Class A	13,403	256,388
FANUC Corp.	9,600	288,381
GEA Group AG	5,420	287,039
Illinois Tool Works, Inc.	4,800	1,243,968
Knorr-Bremse AG	3,781	300,064
Komatsu Ltd.	9,600	293,147
Kone OYJ, Class B	4,544	235,697
Otis Worldwide Corp.	7,848	748,856
Parker-Hannifin Corp.	898	634,931
Pentair plc	5,900	611,712
Snap-on, Inc.	1,600	568,240
Volvo AB, Class B	22,816	631,114
Xylem, Inc.	1,854	229,970

		8,479,153

Professional Services (2.7%)
Automatic Data Processing, Inc.	5,705	1,728,672
Booz Allen Hamilton Holding Corp.	1,570	202,530
Broadridge Financial Solutions, Inc.	2,400	571,728
Leidos Holdings, Inc.	2,034	288,889
Paychex, Inc.	4,091	604,118
RELX plc	5,697	284,314
SGS SA (Registered)	2,243	218,008
Thomson Reuters Corp.	4,474	751,839
Verisk Analytics, Inc.	1,600	459,904
Wolters Kluwer NV	4,833	881,167

		5,991,169

Trading Companies & Distributors (1.0%)
Fastenal Co.	12,442	911,252
ITOCHU Corp.	9,500	439,979
W.W. Grainger, Inc.	800	850,136

		2,201,367

Total Industrials		34,833,858

Information Technology (20.8%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	6,221	376,993
Motorola Solutions, Inc.	2,700	1,266,975

		1,643,968

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	13,522	957,087
CDW Corp.	1,993	396,886
TE Connectivity plc	2,800	414,316

		1,768,289

IT Services (2.0%)
Accenture plc, Class A	4,060	1,562,897
CGI, Inc.	4,759	561,020
Fujitsu Ltd.	15,600	303,561
Gartner, Inc.*	900	488,547
International Business Machines Corp.	3,960	1,012,572
NEC Corp.	2,700	270,270
VeriSign, Inc.*	1,395	299,925

		4,498,792

Semiconductors & Semiconductor Equipment (5.5%)
ASML Holding NV	1,110	832,199
Broadcom, Inc.	6,782	1,500,653
KLA Corp.	500	369,120
NVIDIA Corp.	69,522	8,347,507
QUALCOMM, Inc.	3,526	609,751
Texas Instruments, Inc.	3,413	630,074

		12,289,304

Software (7.2%)
Autodesk, Inc.*	1,948	606,490
Constellation Software, Inc.	309	1,010,550
Dassault Systemes SE	7,350	288,221
Fair Isaac Corp.*	200	374,712
Intuit, Inc.	650	390,981
Microsoft Corp.	20,478	8,499,599
Oracle Corp.	3,386	575,823
Palo Alto Networks, Inc.*	2,232	411,625
Roper Technologies, Inc.	1,600	921,040
Salesforce, Inc.	888	303,430
SAP SE	3,390	944,257
ServiceNow, Inc.*	841	856,458
Synopsys, Inc.*	1,445	759,319

		15,942,505

Technology Hardware, Storage & Peripherals (4.6%)
Apple, Inc.	40,895	9,651,220
Canon, Inc.	10,500	339,721
NetApp, Inc.	2,900	354,090

		10,345,031

Total Information Technology		46,487,889

Materials (2.2%)
Chemicals (2.1%)
Air Liquide SA	1,500	262,358
DuPont de Nemours, Inc.	3,057	234,778
Ecolab, Inc.	3,400	850,646
Givaudan SA (Registered)	154	674,167
Linde plc	3,351	1,494,948
Sherwin-Williams Co. (The)	2,900	1,038,664

		4,555,561

Metals & Mining (0.1%)
Rio Tinto Ltd.	3,723	271,733

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Total Materials		$4,827,294

Real Estate (0.9%)
Real Estate Management & Development (0.1%)
Swiss Prime Site AG (Registered)	2,427	277,409

Residential REITs (0.3%)
AvalonBay Communities,
Inc. (REIT)	2,200	487,322
Equity Residential (REIT)	3,400	240,142

		727,464

Specialized REITs (0.5%)
American Tower Corp. (REIT)	1,647	304,613
Public Storage (REIT)	1,598	476,971
SBA Communications Corp. (REIT)	1,223	241,616

		1,023,200

Total Real Estate		2,028,073

Utilities (3.3%)
Electric Utilities (1.3%)
Enel SpA	64,680	460,904
Eversource Energy	10,900	628,712
Exelon Corp.	8,780	351,200
Hydro One Ltd.(m)	13,760	428,133
Iberdrola SA	47,505	672,202
Terna - Rete Elettrica Nazionale	58,178	480,658

		3,021,809

Gas Utilities (0.5%)
Atmos Energy Corp.	5,688	810,597
Hong Kong & China Gas Co. Ltd.	308,000	236,086

		1,046,683

Multi-Utilities (1.5%)
Consolidated Edison, Inc.	7,600	712,424
E.ON SE	37,794	447,750
National Grid plc	26,197	318,255
Public Service Enterprise Group, Inc.	12,100	1,010,834
Sempra	10,912	904,932

		3,394,195

Total Utilities		7,462,687

Total Common Stocks (98.8%) (Cost $171,663,257)		220,188,483

	Number of Warrants
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	100	—

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
JPMorgan Prime Money Market Fund, IM Shares 4.57% (7 day yield)	1,814,821	$1,815,547

Total Short-Term Investments (0.8%) (Cost $1,815,547)		1,815,547

Total Investments in Securities (99.6%) (Cost $173,478,804)		222,004,030
Other Assets Less Liabilities (0.4%)		914,051

Net Assets (100%)		$222,918,081

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2025, the market value or fair value, as applicable, of these securities amounted to $428,133 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Canada	5.7
Denmark	0.4
Finland	0.5
France	0.7
Germany	3.3
Hong Kong	0.1
Ireland	0.7
Italy	0.8
Japan	3.5
Netherlands	1.2
Norway	0.5
Singapore	0.8
Spain	0.4
Sweden	0.8
Switzerland	1.8
United Kingdom	0.6
United States	76.3
Cash and Other	0.4

100.0%

See Notes to Portfolio of Investments.

4

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$14,451,644	$2,285,428	$—		$16,737,072
Consumer Discretionary	17,534,850	2,877,830	—		20,412,680
Consumer Staples	19,468,028	4,080,523	—		23,548,551
Energy	1,891,249	955,785	—		2,847,034
Financials	29,243,872	9,501,813	—		38,745,685
Health Care	18,261,041	3,996,619	—		22,257,660
Industrials	25,897,305	8,936,553	—		34,833,858
Information Technology	43,509,660	2,978,229	—		46,487,889
Materials	3,619,036	1,208,258	—		4,827,294
Real Estate	1,750,664	277,409	—		2,028,073
Utilities	4,846,832	2,615,855	—		7,462,687
Short-Term Investments
Investment Companies	1,815,547	—	—		1,815,547
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$182,289,728	$39,714,302	$—		$222,004,030

Total Liabilities	$—	$—	$—		$—

Total	$182,289,728	$39,714,302	$—		$222,004,030

(a) Value is zero.

As of January 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,194,585
Aggregate gross unrealized depreciation	(4,043,142)

Net unrealized appreciation	$48,151,443

Federal income tax cost of investments in securities and derivative instruments, if applicable	$173,852,587

See Notes to Portfolio of Investments.

5

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the 1290 Funds (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Fund” and collectively, the “Funds”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires funds to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under the 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Fund investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated Equitable Investment Management, LLC, the Trust’s investment adviser (the “Adviser”), as the Funds’ valuation designee. As the Funds’ valuation designee, the Adviser is responsible for determining fair value in good faith for any and all Fund investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Funds, in accordance with Section 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Funds’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Fund’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of January 31, 2025, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Committee deems that the particular event or circumstance would materially affect such Fund’s NAV.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2025 (Unaudited)

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.